Registration No. 333-19925
                                                    Registration No. 811-1705
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

           Pre-Effective Amendment No.                                       | |

           Post-Effective Amendment No. 3                                    |X|

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              | |


           Amendment No. 82                                                  |X|


                        (Check appropriate box or boxes)

                           --------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------


                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485


  [X]    On May 1, 2000 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

Variable Immediate Annuity

A combination variable and fixed
immediate annuity contract


PROSPECTUS DATED MAY 1, 2000



 Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.

--------------------------------------------------------------------------------

WHAT IS THE VARIABLE IMMEDIATE ANNUITY?

The Variable Immediate Annuity is a single premium payout annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The contract offers a variable income annuity option funded by one or more of the 14 variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.



--------------------------------------------------------------------
   VARIABLE INVESTMENT OPTIONS:
--------------------------------------------------------------------
   FIXED INCOME
--------------------------------------------------------------------
   o Alliance High Yield                o Alliance Money Market
   o Alliance Intermediate              o Alliance Quality Bond
     Government Securities
--------------------------------------------------------------------
   DOMESTIC STOCKS                       INTERNATIONAL STOCKS
--------------------------------------------------------------------
   o EQ/Aggressive Stock(1)             o Alliance Global
   o Alliance Common Stock              o Alliance International
   o Alliance Equity Index
   o Alliance Growth and Income
   o Alliance Small Cap Growth
--------------------------------------------------------------------
   BALANCED/HYBRID
--------------------------------------------------------------------
   o Alliance Conservative Investors
   o Alliance Growth Investors
   o EQ/Balanced(2)
--------------------------------------------------------------------



 (1) Formerly named "Alliance Aggressive Stock"
 (2) Formerly named "Alliance Balanced"


 You may allocate amounts to the variable investment options. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


 FIXED INCOME ANNUITY OPTION. You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity option.

 TYPES OF CONTRACTS. We offer the contract for use as an annuity to pay out your benefits under:


 o  a nonqualified annuity ("NQ") for after-tax contributions only


 o  a plan qualified under Section 401(a) of the Internal Revenue Code


 o  an individual retirement annuity ("IRA")


 o  an Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")


 A minimum premium payment of $10,000 is required to purchase this contract.


 A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2000, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.




 THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                           72077

Contents of this prospectus



----------------
       2
--------------------------------------------------------------------------------


VARIABLE IMMEDIATE ANNUITY

-------------------------------------------------------------
Index of key words and phrases                             4
Who is Equitable Life?                                     5
How to reach us                                            6
Variable Immediate Annuity at a glance - key features      7
Fee table                                                  9

-------------------------------------------------------------
1
CONTRACT FEATURES AND BENEFITS                            10
-------------------------------------------------------------
How you can purchase a contract                           10
Owner and annuitant requirements                          10
What are your investment options under the contract?      10

-------------------------------------------------------------
2
SELECTING YOUR ANNUITY OPTION                             12
-------------------------------------------------------------
Allocating your premium payment                           12
Transfers among the variable investment options           12
Your right to cancel within a certain number of days      13
Your annuity payout option                                13
Determining your monthly variable payments                14
Assumed Investment Return ("AIR")                         14

-------------------------------------------------------------
3
CHARGES AND EXPENSES                                      16
-------------------------------------------------------------
Charges that Equitable Life deducts                       16
Charges that EQ Advisors Trust deducts                    16
-------------------------------------------------------------


"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

To make this prospectus easier to read, we sometimes use different words than in the contract. Your financial professional can provide further explanation about your contract.

----------
  3
--------------------------------------------------------------------------------



-------------------------------------------------------------
4
TAX INFORMATION                                       17
-------------------------------------------------------------
Overview                                              17
Taxation of annuity payments                          17
Special rules for tax-favored retirement programs     18
Federal and state income tax withholding              20
Other information                                     20
Special rules for contracts issued in Puerto Rico     21
Impact of taxes to Equitable Life                     21

-------------------------------------------------------------
5
MORE INFORMATION                                      22
-------------------------------------------------------------
About Separate Account A                              22
About EQ Advisors Trust                               22
About our general account                             23
About your voting rights                              23
About legal proceedings                               24
Financial Statements                                  24
Distribution of the contracts                         24


-------------------------------------------------------------
APPENDIX: EXAMPLES OF HOW WE
   DETERMINE VARIABLE ANNUITY PAYMENTS
   FOR YOUR SINGLE PREMIUM PAYMENT AND
   FOR VARIABLE INVESTMENT OPTION
   TRANSFERS                                           A-1
-------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS
-------------------------------------------------------------

Index of key words and phrases


----------------
       4
--------------------------------------------------------------------------------



 This index should help you locate more information on the terms used in this prospectus.



                                         PAGE
AIR                                        14
annuitant                                  10
annuity payout options                     13
annuity unit                               12
annuity unit value                         12
business day                               10
contract date                               7
contract date anniversary                   7
contract year                               7
fixed income annuity option             cover
IRA                                        17
IRS                                        17
life contingency                           14
net investment return                      12
nonqualified annuity                       17
portfolio                               cover
premium payment                            10
processing office                           6
qualified annuity                          17
Required Beginning Date                    19
SAI                                     cover
traditional IRA                            18
TSA                                     cover
variable income annuity option             12
variable investment options             cover

Who is Equitable Life?



----------------
  5
--------------------------------------------------------------------------------

 We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.


 AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

----------
    6
--------------------------------------------------------------------------------

HOW TO REACH US

Send all written communications to our processing office:

Equitable Life
Variable Immediate Annuity
P.O. Box 2494
New York, NY 10116-2494

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

During our regular business hours you may call 1-800-245-1230, our toll-free number, to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Friday from 9:00 a.m. until 5:00 p.m., Eastern Time.

     You should send all notices and requests to our processing office at the address above.


WE HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1)  address changes;

(2)  beneficiary changes; and

(3)  transfers among variable investment options.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

 Variable Immediate Annuity at a glance - key features


--------
  7
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
PROFESSIONAL               The Variable Immediate Annuity's variable investment
INVESTMENT                 options invest in different portfolios managed by a
MANAGEMENT                 professional investment adviser.

--------------------------------------------------------------------------------
FIXED INCOME               o        Provides fixed annuity payments supported by
ANNUITY OPTION                      our general account.
                           o        This option can only be selected when you
                                    purchase your Variable Immediate Annuity.
                           o        You may not allocate 100% of your premium
                                    payment to the fixed income annuity option.
--------------------------------------------------------------------------------
TAX ADVANTAGES             o        No tax on transfers inside the contract when
                                    you make transfers among the variable
                                    investment options.
--------------------------------------------------------------------------------
YOUR ANNUITY PAYMENTS      o        We make monthly annuity payments to you
                                    based on the annuity option you choose.
                           o        Once issued, the contract may not be
                                    surrendered. The contract does not have a
                                    cash surrender value.
--------------------------------------------------------------------------------
PAYOUT OPTIONS             o        Fixed annuity payout options
                           o        Variable annuity payout options
--------------------------------------------------------------------------------
ADDITIONAL FEATURES        o        You may transfer funds among the variable
                                    investment options once a year on the
                                    contract date anniversary. There is no
                                    charge for such transfers.
                                    --------------------------------------------
                                    The "contract date" is the effective date of
                                    a contract. This is usually the business day
                                    we receive the properly completed and signed
                                    application along with any other required
                                    documents and your premium payment. Your
                                    contract date will be shown in your
                                    contract. The 12-month period beginning on
                                    your contract date and each 12-month period
                                    after that date is a "contract year." The
                                    end of each 12-month period is your
                                    "contract date anniversary."
--------------------------------------------------------------------------------

-----
   8
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
FEES AND                            o        We deduct a daily charge currently
CHARGES                                      at an effective annual rate of
                                             0.50% of the assets invested in the
                                             variable investment options. This
                                             charge is for mortality and expense
                                             risks and administrative charges.
                                             We may increase this charge to a
                                             maximum effective annual rate of
                                             1.55%.
                                    o        We deduct a onetime charge of $350
                                             from your premium payment for
                                             administrative expenses of the
                                             contract.
                                    o        We deduct a charge designed to
                                             approximate certain taxes that may
                                             be imposed on us, such as premium
                                             taxes, in your state. The charge is
                                             deducted from your premium payment.
                                    o        Annual expenses of EQ Advisors
                                             Trust portfolios are calculated as
                                             a percentage of the average daily
                                             net assets invested in each
                                             portfolio. These expenses include
                                             management fees ranging from 0.25%
                                             to 0.85% annually, and other
                                             expenses.
--------------------------------------------------------------------------------


THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer different features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other Equitable life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

 Fee table



--------
  9
--------------------------------------------------------------------------------


The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Each of the charges and expenses is more fully described under "Charges and expenses" later in this prospectus.


----------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR PREMIUM PAYMENT
----------------------------------------------------------------------------------------------------------
Administrative expense charge                                                                $350
----------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EACH DAY EXPRESSED AS AN ANNUAL PERCENTAGE OF NET
ASSETS (MAXIMUM)
----------------------------------------------------------------------------------------------------------
Mortality and expense risks                                                                  1.25%
Administration                                                                               0.30%
                                                                                             ----
Total annual expenses(1)                                                                     1.55%
----------------------------------------------------------------------------------------------------------

EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)




                                                                                 TOTAL
                                                   MANAGEMENT      OTHER         ANNUAL
PORTFOLIO                                            FEES         EXPENSES     EXPENSES(2)
---------------------------------------------   --------------   ----------   ------------
EQ/Aggressive Stock                                   0.60%          0.04%         0.64%
Alliance Common Stock                                 0.46%          0.04%         0.50%
Alliance Conservative Investors                       0.60%          0.07%         0.67%
Alliance Equity Index                                 0.25%          0.05%         0.30%
Alliance Global                                       0.73%          0.09%         0.82%
Alliance Growth and Income                            0.59%          0.05%         0.64%
Alliance Growth Investors                             0.57%          0.05%         0.62%
Alliance High Yield                                   0.60%          0.05%         0.65%
Alliance Intermediate Government Securities           0.50%          0.07%         0.57%
Alliance International                                0.85%          0.20%         1.05%
Alliance Money Market                                 0.34%          0.05%         0.39%
Alliance Quality Bond                                 0.53%          0.05%         0.58%
Alliance Small Cap Growth                             0.75%          0.07%         0.82%
EQ/Balanced                                           0.57%          0.05%         0.62%
---------------------------------------------   --------------   ----------   ------------


----------
(1) We currently charge only 0.50% against the amounts held in the variable investment options. We reserve the right to impose a charge in the future of up to 1.55% against the amounts held in the variable investment options.


(2) The management fees shown reflect the revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders.

1
Contract features and benefits


----------------
      10
--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE A CONTRACT


 You may purchase a contract by making a single premium payment to us. Your premium payment must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept cash or traveler's checks. We do not accept third-party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.


 Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the Equitable associate submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.


 Our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day ends at 4:00 p.m., Eastern Time.


 OWNER AND ANNUITANT REQUIREMENTS


 The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.


 WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


 Your investment options are the variable investment options and the fixed income annuity option.



 VARIABLE INVESTMENT OPTIONS


 Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, and their investment objectives. Alliance Capital Management L.P. serves as the investment adviser to each portfolio. In addition, Massachusetts Financial Services Company is subadvisor for EQ/Aggressive Stock and Capital Guardian Trust Company, Prudential Investment Fund Management, LLC and Jennison Associates, LLC are sub-advisors for the EQ/Balanced portfolio.



 You can choose from among the variable investment options. Investment options are referred to as Investment Funds in the contract.

-----
 11
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                                  OBJECTIVE
----------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             Long-term growth of capital
----------------------------------------------------------------------------------------------------------------
Alliance Common Stock                           Long-term growth of capital and increasing income
----------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                 High total return without, in the adviser's opinion, undue risk of principal
----------------------------------------------------------------------------------------------------------------
Alliance Equity Index                           Total return (before EQ Advisors Trust expenses and
                                                Separate Account A annual expenses) that approximates
                                                the total return performance of the Standard & Poor's 500
                                                Composite Stock Price Index
----------------------------------------------------------------------------------------------------------------
Alliance Global                                 Long-term growth of capital
----------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                      High total return through a combination of current income
                                                and capital appreciation
----------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                       High total return consistent with the adviser's
                                                determination of reasonable risk
----------------------------------------------------------------------------------------------------------------
Alliance High Yield                             High return by maximizing current income and, to the
                                                extent consistent with that objective, capital appreciation
----------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities     High current income consistent with relative stability of
                                                principal
----------------------------------------------------------------------------------------------------------------
Alliance International                          Long-term growth of capital
----------------------------------------------------------------------------------------------------------------
Alliance Money Market                           High level of current income while preserving assets and
                                                maintaining liquidity
----------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                           High current income consistent with preservation of capital
----------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                       Long-term growth of capital
----------------------------------------------------------------------------------------------------------------
EQ/Balanced                                     High return through a combination of current income and
                                                capital appreciation
----------------------------------------------------------------------------------------------------------------


Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus.


FIXED INCOME ANNUITY OPTION


If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see "About our general account," in "More information" later in this prospectus.

2
Selecting your annuity option



----------------
      12
--------------------------------------------------------------------------------

 You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. The first two monthly payments are always fixed. Under the variable income annuity option, the third and subsequent monthly annuity payments you receive will increase or decrease depending upon the investment performance of the variable investment options you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and fixed annuity payments due.

 We will begin sending you annuity payments under the contract one month following the date we receive your premium payment. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.

 We offer four annuity payout options from which you may choose. See "Choosing your annuity payout option" below.


 ALLOCATING YOUR PREMIUM PAYMENT

 You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.

 When your premium payment is allocated to a variable investment option, it purchases "annuity units" in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the "annuity unit value" for that option. We use the annuity unit value calculated at the end of a "valuation period" in which we receive the premium payment at our processing office.

 A valuation period is each business day together with any consecutive non-business days before it.

 Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See "Assumed Investment Return ("AIR")" below. The investment results of a variable investment option depend on the investment performance of the corresponding portfolio. We discuss annuity units in greater detail under "Determining your monthly variable payments" below. We provide a description of how annuity unit values are calculated in the SAI.

 Investment results minus the daily charges is your "net investment return."

 TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

 You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our processing office at least 5 days before the contract date anniversary, otherwise it will be returned. A transfer becomes effective on the next contract date anniversary after our processing office has received the request.

 When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

----------
  13
--------------------------------------------------------------------------------

 o  your contract number;

 o the percentage of your annuity units (as of the date of your request) to be transferred; and

 o the variable investment options to and from which the units are to be transferred.

 We do not charge you for any transfer among your variable investment options.


 YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

 If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

 For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our processing office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your premium payment (not including any investment gain or loss). For an IRA contract (discussed under "Tax information" later in this prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment.

 We may require that you wait six months before you may apply for a contract with us again if:


 o  you cancel your contract during the "free look" period; or


 o you change your mind before you receive your contract whether we have received your premium payment or not.

 Please see "Tax information" for possible consequences of cancelling your contract.



 YOUR ANNUITY PAYOUT OPTION

 The Variable Immediate Annuity offers you several choices of annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.





--------------------------------------------------
              ANNUITY PAYOUT OPTIONS
--------------------------------------------------
 Life annuity (except in New York)
 Life annuity - period certain
 Joint and survivor life annuity
 Joint and survivor life annuity - period certain

 ANNUITY PAYOUT OPTIONS

 You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. If your annuity payments equal the sum of amounts received under both the variable income annuity option and the fixed income annuity option, you must select the same payout option for both.

 o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuing benefit following the annuitant's death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living.


 o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant's life expectancy.


 o Joint and survivor life annuity: An annuity that guarantees payments for the rest of the annuitant's life and, after the

----------
   14
--------------------------------------------------------------------------------

    annuitant's death, payments continue to the surviving annuitant for the rest of the surviving annuitant's life.


 o Joint and survivor life annuity with period certain: This annuity form guarantees payments for the rest of both annuitants' lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.


 Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant's life and the life of any joint annuitant.

 Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant's age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

 All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.


 DETERMINING YOUR MONTHLY VARIABLE PAYMENTS

 The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:

 o  the amount applied to purchase the annuity,

 o  the assumed base rate of net investment return,

 o  the form of distribution (annuity payout option you select),

 o  the annuitant's age and any joint annuitant's age (as discussed above), and

 o  in certain instances, the sex of the annuitant(s) (as discussed above).

 We do not guarantee or project the growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.

 The first two monthly payments are fixed. The third and subsequent monthly annuity payments you receive under the variable income annuity option will vary according to the net investment return of the variable investment options you select to fund the variable payments. After the first two payments, we will calculate each monthly payment by multiplying a variable investment option's average annuity unit value by the number of annuity units credited to you under that option. For purposes of this calculation:

     The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

     The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

 In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.


 ASSUMED INVESTMENT RETURN ("AIR")

 To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of investment return ("AIR"). All contracts have an AIR of 5%, except for contracts issued in states where a 3 1/2% AIR (maximum) is used.

 If a variable investment option's net investment return equals the AIR, then the amount of your monthly payment will not change. If the net investment return is greater than the AIR, then the amount of your monthly payment will

----------
  15
--------------------------------------------------------------------------------

 increase. On the other hand, if the net investment return is less than the AIR, then the amount of your monthly payment will decrease.

 Monthly payments under contracts with AIRs of 3 1/2% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3 1/2% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.

3
Charges and expenses



----------------
      16
--------------------------------------------------------------------------------

 CHARGES THAT EQUITABLE LIFE DEDUCTS

 We deduct the following onetime charges from your premium payment:

 o  An administrative expense charge.


 o A charge designed to approximate certain taxes that may be imposed on us, such as for state premium taxes in your state.


 We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

 o  A mortality and expense risks charge.

 o  An asset-based administrative charge.

 More information about these charges appears below.

 ADMINISTRATIVE EXPENSE CHARGE


 We deduct a onetime charge of $350 from your premium payment for administrative expenses of the contract. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.



 CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


 We deduct a charge designed to approximate certain taxes that may be imposed on us, for example, premium taxes in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% of your premium payment (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


 MORTALITY AND EXPENSE RISKS CHARGE AND ASSET-BASED ADMINISTRATIVE CHARGE


 We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the annuity unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.


 The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

 We may use any profit from the mortality and expense risk charge to help cover sales commissions and other distribution expenses.

 Our intention is that the asset-based charge for expenses, together with the administrative expense charge, reimburse us for our actual costs in providing administrative services in connection with the contract. These charges are not designed to include an element of profit. There is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributed to that contract.

 CHARGES THAT EQ ADVISORS TRUST DEDUCTS

 EQ Advisors Trust deducts charges for the following types of fees and expenses:


 o  Management fees ranging from 0.25% to 0.85%.


 o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

 o Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.

 These charges are reflected in the daily share price of each portfolio. Since EQ Advisors Trust shares are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their annuity unit values. For more information about these charges, please refer to the prospectus of EQ Advisors Trust attached at the end of this prospectus.

4
Tax information



----------------
  17
--------------------------------------------------------------------------------

 OVERVIEW


 In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan ("nonqualified annuity"), or the annuity is purchased with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans ("qualified annuity").


 Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.


 We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



 TAXATION OF ANNUITY PAYMENTS

 We designed the Variable Immediate Annuity contract to qualify as an "annuity" for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Federal and state income tax withholding" below.

 The Variable Immediate Annuity contract is a payout annuity - that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.

 The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the contract with after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable as ordinary income, not capital gains for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax ("tax free"), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity ("IRA") contracts, as discussed in the next section under "IRAs" - "Taxation of payments."

 The formula for determining the tax-free portion of each payment varies slightly depending on whether the contract is a nonqualified annuity, or a qualified plan, or TSA. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.

 Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

 o  a successor owner after your death and while the annuitant is still alive;
    or

 o  a joint annuitant after the death of the annuitant; or

----------
   18
--------------------------------------------------------------------------------

 o a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.


 EARLY DISTRIBUTION PENALTY TAX

 If you take a distribution before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

 (1) on or after your death; or

 (2) because you are disabled (special federal income tax definition); or

 (3) in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or

 (4) payments under an immediate annuity.

 An "immediate annuity" is generally an annuity under which payments begin within one year from purchase and provides for a series of substantially equal periodic payments made at least annually.

 We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.


 SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS

 QUALIFIED PLANS AND TSAS

 DISTRIBUTION RESTRICTIONS AND PENALTY TAXES

 Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:

 o  is age 59 1/2; or

 o  has died; or

 o  is disabled (special federal income tax definition); or

 o  is separated from service.

 In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59 1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee Retirement Income Security Act of 1974, as amended, may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.


 MINIMUM DISTRIBUTION RULES

 Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) arrangements, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. Minimum distributions generally must begin in the year the individual is age 70 1/2, but may be delayed if the individual is age 70 1/2 but not retired from the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) according to IRS tables.


 IRAS

 Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

 This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.

----------
  19
--------------------------------------------------------------------------------


 For further information about individual retirement annuities, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
 (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or IRS Web site (www.irs.gov).


 We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

 We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" in this prospectus. We describe the method of calculating payments under "Determining your monthly payments" in this prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in "About our general account" under "More information").


 CANCELLATION

 You can cancel a contract issued as an IRA by following the directions under "Your right to cancel within a certain number of days." If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


 FUNDING

 This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an "eligible rollover distribution" from a qualified plan or 403(b) arrangement. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement that is the source of funds (or the qualified plan or 403(b) participant, as the case may be).

 The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or qualified plan, or 403(b) arrangement to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.

 After-tax contributions and any amounts that are required to be distributed under the "required minimum distribution rules" discussed below that apply to individuals after they reach age 70 1/2 may not be rolled over. If amounts that are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.

 REQUIRED MINIMUM DISTRIBUTIONS

 April 1, following the calendar year in which you reach age 70 1/2 is the "Required Beginning Date" - the date on which required minimum distributions from an individual retirement arrangement are required to begin.

 If you are past your Required Beginning Date, you may still purchase a Variable Immediate Annuity IRA, through transfer or roll over of funds; however, before the funds are transmitted to your contract, you must have elected a life expectancy recalculation method of calculating minimum distributions and you must take the minimum distribution for the year.

 As discussed above under "Qualified plans and TSAs" - "Minimum distribution rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life-contingent annuity

----------
   20
--------------------------------------------------------------------------------

 payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.


 TAXATION OF PAYMENTS

 All payments from the Variable Immediate Annuity IRA are reported as being fully taxable. If you establish the annuity through a direct transfer of individual retirement arrangement funds that include any nondeductible contributions, it is your responsibility to calculate the amount of each payment that is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.


 Distributions from an IRA are not eligible for ten-year averaging and long-term capital gain treatment available in certain cases to distributions from qualified plans.


 BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

 You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% will apply if you have not reached age 59 1/2 before the first day of that tax year.


FEDERAL AND STATE INCOME TAX WITHHOLDING

 We must withhold federal income tax on the taxable portion of your periodic annuity payments. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our processing office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address.

 Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here. Certain states have indicated that annuity income tax withholding will apply to payments from the Variable Immediate Annuity contract made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

 Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless you elect no withholding. Unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


 Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $14,880 in 2000 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that no tax be withheld. Your withholding election remains effective unless you revoke it.


 OTHER INFORMATION

 The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to a particular portfolio within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to nonqualified annuity contract. In that case, income and gains attributable to such portfolio shares would be included in your gross income for federal income tax purposes. Under current rules, however, we believe that Equitable Life, and not the owner of a nonqualified annuity contract, would be considered the owner of the portfolio shares.

----------
  21
--------------------------------------------------------------------------------

 SPECIAL RULES FOR CONTRACTS ISSUED IN
 PUERTO RICO

 Under current law, we treat income from the Variable Immediate Annuity contract as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


 IMPACT OF TAXES TO EQUITABLE LIFE

 The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.

5
More information



----------------
      22
--------------------------------------------------------------------------------

 ABOUT SEPARATE ACCOUNT A

 Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

 Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

 We reserve the right subject to compliance with laws that apply:

 (1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

 (2) to combine any two or more variable investment options;

 (3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

 (4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

 (5) to deregister Separate Account A under the Investment Company Act of 1940;


 (6) to restrict or eliminate any voting rights as to Separate Account A; and

 (7) to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to EQ Advisors Trust.

 We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.


 ABOUT EQ ADVISORS TRUST

 EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.

 Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc. the predecessor to AXA Advisors, LLC and a subsidiary of Equitable Life, served as investment manager to EQ Advisors Trust.)


 For periods prior to October 18, 1999 the Alliance portfolios were part of The Hudson River Trust. On October 18, 1999, these portfolios became the corresponding portfolios of EQ Advisors Trust.

 EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, their investment objectives, policies, restrictions, risks, expenses, and other aspects of its operations, appear in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI, which is available upon request.

----------
  23
--------------------------------------------------------------------------------

 ABOUT OUR GENERAL ACCOUNT

 Our general account supports all of our policy and contract guarantees, including those that apply to the fixed income annuity option, as well as our general obligations.

 The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.

 We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the fixed income annuity option. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


 ABOUT YOUR VOTING RIGHTS

 As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:


 o  the election of trustees.

 o the formal approval of independent auditors selected for the EQ Advisors Trust; or


 o any other matters described in the prospectuses for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

 We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

 VOTING RIGHTS OF OTHERS


 Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.



 SEPARATE ACCOUNT A VOTING RIGHTS

 If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


 CHANGES IN APPLICABLE LAW


 The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

----------
   24
--------------------------------------------------------------------------------

 ABOUT LEGAL PROCEEDINGS

 Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


 FINANCIAL STATEMENTS

 The financial statements of Separate Account No. A, as well as the consolidated financial statements of Equitable Life are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230.


 DISTRIBUTION OF THE CONTRACTS


 AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account
 A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors distribution fees of $325,380 for 1999, $325,380 for 1998 and $325,380 for 1997, as distributor of certain contracts and as the principal underwriter of Separate Account A.

 The contracts will be sold by financial professionals who are registered representatives of AXA Advisors and its affiliates who are also our licensed insurance agents, as well as by affiliated and unaffiliated broker-dealers with which AXA Advisors or Equitable Distributors, Inc., an indirect wholly owned subsidiary of Equitable Life, has entered into selling agreements. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

Appendix: Examples of how we determine variable annuity payments for your single premium payment and for variable investment option transfers
--------
 A-1
--------------------------------------------------------------------------------

The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.


We assume that $100,000, after we deduct any fees that apply, was used to purchase a Variable Income Annuity contract under the Alliance Common Stock variable investment option on 12/23/99. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10-year period certain form. This payment represents, for purposes of this example, 80 Alliance Common Stock variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the Alliance Common Stock performance compared to the AIR.

We further assume that on the first contract date anniversary, 12/26/00, we receive a request for a 40% transfer of variable annuity units from the Alliance Common Stock variable investment option to the Alliance Global variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.



---------------------------------------------------------------------------------------------------------------
AS OF 12/23/99 (ORIGINAL ISSUE)
---------------------------------------------------------------------------------------------------------------
(1)     Premium applied*                                                                              $100,000
(2)     Initial monthly payment on 1/24/00                                                                $800
(3)     Alliance Common Stock option annuity unit value (12/23/99)                                      $10.00
(4)     Number of Alliance Common Stock variable annuity units: (2)/(3)                                     80

---------------------------------------------------------------------------------------------------------------
AS OF 12/26/00 (ANNUITANT ELECTION TO TRANSFER 40% FROM ALLIANCE COMMON STOCK TO ALLIANCE GLOBAL OPTION)
---------------------------------------------------------------------------------------------------------------
(5)     Alliance Common Stock option annuity unit value (12/26/00)                                      $11.25
(6)     Alliance Global option annuity unit value (12/26/00)                                            $10.00
(7)     Portion of annuity units transferred to Alliance Global option: 40% x (4) x (5)/(6)                 36
(8)     Remaining annuity units in Alliance Common Stock option: 60% x (4)                                  48

---------------------------------------------------------------------------------------------------------------
AS OF 12/26/00 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN OCTOBER 2000)
---------------------------------------------------------------------------------------------------------------
(9)     Average Alliance Common Stock option annuity unit value (October 2000)                          $10.50
(10)    Monthly payment under Alliance Common Stock option on 12/26/00: (4) x (9)                         $840

---------------------------------------------------------------------------------------------------------------
AS OF 1/23/01 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN NOVEMBER 2000)
---------------------------------------------------------------------------------------------------------------
(11)    Average Alliance Common Stock option annuity unit value (November 2000)                         $11.25
(12)    Monthly payment under Alliance Common Stock option on 1/24/00: (4) x (11)                         $900

---------------------------------------------------------------------------------------------------------------
AS OF 2/23/01 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN DECEMBER 2000)
---------------------------------------------------------------------------------------------------------------
(13)    Average Alliance Common Stock option annuity unit value (December 2000)                         $11.50
(14)    Average Alliance Global option annuity unit value (December 2000)                               $11.00
(15)    Monthly payment under Alliance Common Stock option on 2/23/01: (8) x (13)                         $552
(16)    Monthly payment under Alliance Global option on 2/23/01: (7) x (14)                               $396
(17)    Total monthly payment on 2/23/01: (15) + (16)                                                     $948
---------------------------------------------------------------------------------------------------------------


*     After deduction of the $350 administrative expense charge.


Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.

Statement of additional
information
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                        PAGE
Annuity unit values                       2
Custodian and independent accountants     3
Financial statements                      3

HOW TO OBTAIN A VARIABLE IMMEDIATE ANNUITY STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Send this request form to:
     Equitable Life
     Variable Immediate Annuity
     P.O. Box 2494 New York, NY 10116-2494

------------------------------------------------------------------------------

Please send me a Variable Immediate Annuity SAI for Separate Account A dated May 1, 2000.



------------------------------------------------------------------------------
Name:


------------------------------------------------------------------------------
Address:


------------------------------------------------------------------------------
City           State   Zip




888-1272

Variable Immediate Annuity
A combination variable and fixed immediate annuity contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2000


--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus, dated May 1, 2000. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. The fixed income annuity option is part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (Post Office Box 2494, New York, New York 10116-2494), by calling 1-800-245-1230 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Annuity unit values                                    2
Custodian and independent accountants                  3
Financial statements                                   3






   Copyright 2000 The Equitable Life Assurance Society of the United States. 1290 Avenue of the Americas. New York, New York 10104. All rights reserved.

888-1272

--------------------------------------------------------------------------------
2


ANNUITY UNIT VALUES

We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3 1/2 % a year, respectively. The following table shows the annuity unit values on October 1, 1997, December 31, 1998 and December 31, 1999 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.

-------------------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS                              AIR        10/1/97   12/31/97   12/31/98   12/31/99
-------------------------------------------------------------------------------------------------------------
Alliance Common Stock                                     3 1/2%      $1.53      $1.55      $1.93      $2.32
                                                               5%     $1.48      $1.50      $1.84      $2.18
-------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                           3 1/2%      $1.16      $1.15      $1.26      $1.34
                                                               5%     $1.12      $1.11      $1.20      $1.25
-------------------------------------------------------------------------------------------------------------
Alliance Equity Index                                     3 1/2%      $1.62      $1.63      $2.01      $2.33
                                                               5%     $1.57      $1.57      $1.91      $2.18
-------------------------------------------------------------------------------------------------------------
Alliance Global                                           3 1/2%      $1.28      $1.23      $1.44      $1.92
                                                               5%     $1.24      $1.19      $1.37      $1.80
-------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                                3 1/2%      $1.52      $1.49      $1.73      $1.97
                                                               5%     $1.47      $1.44      $1.64      $1.85
-------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                                 3 1/2%      $1.33      $1.29      $1.48      $1.80
                                                               5%     $1.29      $1.25      $1.41      $1.69
-------------------------------------------------------------------------------------------------------------
Alliance High Yield                                       3 1/2%      $1.39      $1.40      $1.28      $1.19
                                                               5%     $1.35      $1.35      $1.22      $1.11
-------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities               3 1/2%      $1.04      $1.05      $1.09      $1.05
                                                               5%     $1.01      $1.02      $1.04      $0.98
-------------------------------------------------------------------------------------------------------------
Alliance International                                    3 1/2%      $1.15      $1.03      $1.09      $1.44
                                                               5%     $1.11      $0.99      $1.04      $1.36
-------------------------------------------------------------------------------------------------------------
Alliance Money Market                                     3 1/2%      $1.03      $1.03      $1.05      $1.06
                                                               5%     $1.00      $1.00      $1.00      $0.99
-------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                                     3 1/2%      $1.09      $1.10      $1.15      $1.08
                                                               5%     $1.06      $1.06      $1.09      $1.02
-------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                                 3 1/2%      $1.31      $1.23      $1.39      $1.71
                                                               5%     $1.30      $1.22      $1.36      $1.64
-------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                       3 1/2%      $1.52      $1.37      $1.32      $1.51
                                                               5%     $1.48      $1.32      $1.26      $1.42
-------------------------------------------------------------------------------------------------------------
EQ/Balanced                                               3 1/2%      $1.27      $1.24      $1.41      $1.60
                                                               5%     $1.23      $1.20      $1.34      $1.50


--------------------------------------------------------------------------------
                                                                               3

The net investment factor is:

   (a/b) - c

   where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after the deduction of fees and expenses of EQ Advisors Trust.

(b)is the value of the variable investment options shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risk charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate. The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES


To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in April 2000, the annuity payment due in June 2000 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of EQ Advisors Trust owned by Separate Account A.


The financial statements of Separate Account A for the period ended December 31, 1999 and 1998, and the consolidated financial statements of Equitable Life at December 31, 1999 and 1998 and for each of the three years ended December 31, 1999 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................    FSA-2
Financial Statements:
        Statements of Assets and Liabilities, December 31, 1999................................    FSA-3
        Statements of Operations for the Year Ended December 31, 1999..........................    FSA-7
        Statements of Changes in Net Assets for the Years Ended December 31, 1999 and 1998.....   FSA-11
        Notes to Financial Statements..........................................................   FSA-19


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................      F-1
        Consolidated Financial Statements:
        Consolidated Balance Sheets, December 31, 1999 and 1998................................      F-2
        Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997......      F-3
        Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999,
            1998 and 1997......................................................................      F-4
        Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997....      F-5
        Notes to Consolidated Financial Statements.............................................      F-6


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance Quality Bond, Alliance High Yield, Alliance Common Stock, Alliance Equity Index, Alliance Growth and Income, EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian Research, Capital Guardian US Equity, MFS Growth with Income, MFS Research, Merrill Lynch Basic Value Equity, EQ/Putnam Growth and Income Value, EQ/Putnam Investors Growth, T. Rowe Price Equity Income, Alliance Global, Alliance International, Capital Guardian International, Morgan Stanley Emerging Markets Equity, EQ/Putnam International Equity, T. Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, Lazard Small Cap, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Balanced, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, Merrill Lynch World Strategy and EQ/Putnam Balanced ("EQ Advisors Trust Variable Investment Options"), separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1999 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                        FIXED INCOME OPTIONS:
                                                          -------------------------------------------------------------------
                                                            ALLIANCE
                                                          INTERMEDIATE         ALLIANCE          ALLIANCE          ALLIANCE
                                                           GOVERNMENT           MONEY            QUALITY             HIGH
                                                           SECURITIES           MARKET            BOND               YIELD
                                                          ------------      ------------       -----------       ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................   $57,906,717
             163,287,918...............................                     $161,838,990
              94,146,952...............................                                        $87,638,085
             215,503,539...............................                                                          $162,851,355
           7,081,410,266...............................
           1,241,149,518...............................
             738,153,596...............................
             102,033,512...............................
Receivable for Trust shares sold.......................            --          1,028,717                --                 --
Due from Equitable Life's General Account
   (Note 3)............................................        47,887                 --                --            121,855
                                                          -----------       ------------       -----------       ------------
         Total assets..................................    57,954,604        162,867,707        87,638,085        162,973,210
                                                          -----------       ------------       -----------       ------------
LIABILITIES:
Payable for  Trust shares purchased....................        51,887                 --            44,501            109,010
Due to Equitable Life's General Account
   (Note 3)............................................            --          1,561,127           362,870                 --
                                                          -----------       ------------       -----------       ------------
         Total liabilities.............................        51,887          1,561,127           407,371            109,010
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................   $   308,836       $    277,983       $   208,331       $    317,227
Net Assets attributable to Contractowners..............    57,593,881        161,028,597        87,022,383        162,546,973
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============


                                                                                             EQUITY OPTIONS:
                                                         ------------------------------------------------------------------------
                                                            ALLIANCE             ALLIANCE            ALLIANCE         EQ/ALLIANCE
                                                             COMMON               EQUITY             GROWTH &           PREMIER
                                                             STOCK                INDEX              INCOME             GROWTH
                                                         --------------       --------------       ------------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................
             163,287,918...............................
              94,146,952...............................
             215,503,539...............................
           7,081,410,266...............................  $9,526,714,337
           1,241,149,518...............................                       $1,652,266,720
             738,153,596...............................                                            $870,429,052
             102,033,512...............................                                                              $112,446,542
Receivable for Trust shares sold.......................              --                   --                 --                --
Due from Equitable Life's General Account
   (Note 3)............................................       4,754,978            1,758,325          2,895,540         3,036,081
                                                         --------------       --------------       ------------      ------------
         Total assets..................................   9,531,469,315        1,654,025,045        873,324,592       115,482,623
                                                         --------------       --------------       ------------      ------------
LIABILITIES:
Payable for  Trust shares purchased....................       4,480,463            1,330,619          2,571,390         3,059,843
Due to Equitable Life's General Account
   (Note 3)............................................              --                   --                 --                --
                                                         --------------       --------------       ------------      ------------
         Total liabilities.............................       4,480,463            1,330,619          2,571,390         3,059,843
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    4,405,355       $      155,358       $    298,729      $      6,094
Net Assets attributable to Contractowners..............   9,522,583,497        1,652,539,068        870,454,473       112,416,686
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============


------------------------
See Notes to Financial Statements.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                       ---------------------------------------------------------------------------
                                                         CALVERT       CAPITAL        CAPITAL
                                                        SOCIALLY       GUARDIAN       GUARDIAN       MFS GROWTH
                                                       RESPONSIBLE     RESEARCH      U.S. EQUITY     WITH INCOME      MFS RESEARCH
                                                       -----------     ---------     -----------     -----------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................  $2,619,135
               904,638...............................                  $933,921
             1,359,966...............................                                $1,434,095
             2,105,001...............................                                                $2,228,502
           142,661,215...............................                                                                 $170,641,453
            95,590,228...............................
            88,147,694...............................
               137,610...............................
           148,440,785...............................
Receivable for  Trust shares sold   .................          --            --              --              --                 --
Due from Equitable Life's General Account
   (Note 3)..........................................          --        17,498          34,287          97,247            638,785
                                                       ----------      --------      ----------      ----------       ------------
         Total assets................................   2,619,135       951,419       1,468,382       2,325,749        171,280,238
                                                       ----------      --------      ----------      ----------       ------------
LIABILITIES:
Payable for Trust shares purchased...................          --        17,498          34,287          97,247            638,743
Due to Equitable Life's General Account
   (Note 3)..........................................          --            --              --              --                 --
                                                       ----------      --------      ----------      ----------       ------------
         Total liabilities...........................          --        17,498          34,287          97,247            638,743
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $2,162,831      $ 25,662      $   26,093      $   25,961       $     68,297

Net Assets attributable to Contractowners............     456,304       908,259       1,408,002       2,202,541        170,573,198
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============


                                                                        EQUITY OPTIONS (CONTINUED):
                                                       ----------------------------------------------------------------
                                                         MERRILL
                                                          LYNCH          EQ/PUTNAM       EQ/PUTNAM
                                                       BASIC VALUE        GROWTH &       INVESTORS        T. ROWE PRICE
                                                         EQUITY         INCOME VALUE      GROWTH          EQUITY INCOME
                                                       -----------      ------------     ---------        -------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................
               904,638...............................
             1,359,966...............................
             2,105,001...............................
           142,661,215...............................
            95,590,228...............................  $96,711,476
            88,147,694...............................                   $82,894,604
               137,610...............................                                    $144,275
           148,440,785...............................                                                     $146,836,293
Receivable for  Trust shares sold   .................           --                             --                   --
Due from Equitable Life's General Account
   (Note 3)..........................................      387,406          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
         Total assets................................   97,098,882       83,061,614       144,275          147,141,642
                                                       -----------      -----------      --------         ------------
LIABILITIES:
Payable for Trust shares purchased...................      387,381          167,010            --              305,349
Due to Equitable Life's General Account
   (Note 3)..........................................           --               --            --                   --
                                                       -----------      -----------      --------         ------------
         Total liabilities...........................      387,381          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $    92,069      $    37,968      $ 25,183         $     93,736

Net Assets attributable to Contractowners............   96,619,432       82,856,636       119,092          146,742,557
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============


------------------------
See Notes to Financial Statements.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                         ----------------------------------------------------------------------
                                                                                                 CAPITAL         MORGAN STANLEY
                                                            ALLIANCE            ALLIANCE         GUARDIAN           EMERGING
                                                             GLOBAL           INTERNATIONAL    INTERNATIONAL     MARKETS EQUITY
                                                         --------------       -------------    -------------     --------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................  $1,012,530,908
             150,121,195...............................                       $170,754,238
                  52,943...............................                                           $60,652
              64,520,081...............................                                                           $70,941,248
                 232,702...............................
              94,262,015...............................
           2,936,518,572...............................
             132,783,835...............................
                 585,194...............................
Receivable for  Trust shares sold......................              --                 --             --                  --
Due from Equitable Life's General Account
   (Note 3)............................................       1,115,281            705,332         23,763             340,817
                                                         --------------       ------------        -------         -----------
         Total assets..................................   1,013,646,189        171,459,570         84,415          71,282,065
                                                         --------------       ------------        -------         -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,236,460            705,945             --             340,817
Due to Equitable Life's General Account
   (Note 3)............................................              --                 --             --                  --
                                                         --------------       ------------        -------         -----------
         Total liabilities.............................       1,236,460            705,945             --             340,817
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      327,840       $    296,064        $24,903         $ 1,815,808
Net Assets attributable to Contractowners..............   1,012,081,889        170,457,561         59,512          69,125,440
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========


                                                                                EQUITY OPTIONS (CONTINUED):
                                                         -------------------------------------------------------------------------
                                                           EQ/PUTNAM     T. ROWE PRICE      ALLIANCE        ALLIANCE
                                                         INTERNATIONAL   INTERNATIONAL     AGGRESSIVE       SMALL CAP       EQ/
                                                             EQUITY          STOCK            STOCK          GROWTH      EVERGREEN
                                                         -------------   -------------   --------------   ------------   ---------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................
             150,121,195...............................
                  52,943...............................
              64,520,081...............................
                 232,702...............................  $247,014
              94,262,015...............................                  $112,485,497
           2,936,518,572...............................                                  $3,103,346,996
             132,783,835...............................                                                   $157,961,371
                 585,194...............................                                                                  $601,728
Receivable for  Trust shares sold......................        --                  --                --      8,394,247      4,299
Due from Equitable Life's General Account
   (Note 3)............................................        --             501,225         2,308,834             --         --
                                                         --------        ------------    --------------   ------------   --------
         Total assets..................................   247,014         112,986,722     3,105,655,830    166,355,618    606,027
                                                         --------        ------------    --------------   ------------   --------
LIABILITIES:
Payable for  Trust shares purchased....................        --             501,225         2,277,652             --         --
Due to Equitable Life's General Account
   (Note 3)............................................        --                  --                --      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
         Total liabilities.............................        --             501,225         2,277,652      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $ 25,835        $     65,454    $      622,815   $     19,011   $ 24,984
Net Assets attributable to Contractowners..............   221,179         112,420,043     3,102,755,363    157,957,929    576,744
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========


------------------------
See Notes to Financial Statements.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                  EQUITY OPTIONS (CONCLUDED):            ASSET ALLOCATION OPTIONS:
                                                         -----------------------------------------   ------------------------------
                                                                        MFS
                                                         LAZARD       EMERGING      WARBURG PINCUS                       ALLIANCE
                                                         SMALL         GROWTH       SMALL COMPANY       ALLIANCE       CONSERVATIVE
                                                          CAP         COMPANIES         VALUE           BALANCED        INVESTORS
                                                         -------     ------------   --------------   --------------    ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................  $15,432
             481,452,421...............................              $706,184,521
              77,137,358...............................                              $77,385,072
           1,293,423,216...............................                                              $1,447,662,131
             133,146,188...............................                                                                $142,502,666
             891,309,537...............................
                 149,393...............................
              11,818,349...............................
              45,826,487...............................
Receivable for  Trust shares sold   ...................       --               --             --            385,629              --
Due from Equitable Life's General Account
   (Note 3)............................................      548        3,490,310        237,134                 --         217,358
                                                         -------     ------------    -----------     --------------    ------------
         Total assets..................................   15,980      709,674,831     77,622,206      1,448,047,760     142,720,024
                                                         -------     ------------    -----------     --------------    ------------
LIABILITIES:
Payable for  Trust shares purchased....................      650        3,448,913        233,408                 --         211,005
Due to Equitable Life's General Account
   (Note 3)............................................       --               --             --            161,997              --
                                                         -------     ------------    -----------     --------------    ------------
         Total liabilities.............................      650        3,448,913        233,408            161,997         211,005
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    15     $      7,255    $   105,004     $      416,773    $    372,648
Net Assets attributable to Contractowners..............   15,315      706,218,663     77,283,794      1,447,468,990     142,136,371
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============


                                                                              ASSET ALLOCATION OPTIONS:
                                                         ------------------------------------------------------------------
                                                            ALLIANCE                           MERRILL LYNCH
                                                             GROWTH           EQ/EVERGREEN         WORLD         EQ/PUTNAM
                                                           INVESTORS           FOUNDATION        STRATEGY        BALANCED
                                                         --------------       ------------     -------------    -----------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................
             481,452,421...............................
              77,137,358...............................
           1,293,423,216...............................
             133,146,188...............................
             891,309,537...............................  $1,100,873,895
                 149,393...............................                        $153,654
              11,818,349...............................                                        $12,982,709
              45,826,487...............................                                                         $43,845,686
Receivable for  Trust shares sold   ...................              --              --                 --               --
Due from Equitable Life's General Account
   (Note 3)............................................       1,396,249          13,625          1,005,478          216,893
                                                         --------------        --------        -----------      -----------
         Total assets..................................   1,102,270,144         167,279         13,988,187       44,062,579
                                                         --------------        --------        -----------      -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,456,888          13,625              5,478          216,893
Due to Equitable Life's General Account
   (Note 3)............................................              --              --                 --               --
                                                         --------------        --------        -----------      -----------
         Total liabilities.............................       1,456,888          13,625              5,478          216,893
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      357,746        $ 25,151        $ 1,984,816      $    91,201
Net Assets attributable to Contractowners..............   1,100,455,510         128,503         11,997,893       43,754,485
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========


------------------------
See Notes to Financial Statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                              FIXED INCOME OPTIONS:
                                                      ----------------------------------------------------------------------
                                                        ALLIANCE
                                                      INTERMEDIATE
                                                       GOVERNMENT          ALLIANCE          ALLIANCE          ALLIANCE HIGH
                                                       SECURITIES        MONEY MARKET      QUALITY BOND           YIELD
                                                      -----------        ------------      ------------        -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $ 2,937,999        $ 6,632,786       $ 4,553,232         $ 19,034,530
                                                      -----------        -----------       -----------         ------------
Expenses (Note 3):
      Asset-based charges..........................       758,673          1,934,895         1,173,541            2,413,928
Less: Reduction for expense limitation.............         7,493             58,246                --                2,104
                                                      -----------        -----------       -----------         ------------
      Net expenses.................................       751,180          1,876,649         1,173,541            2,411,824
                                                      -----------        -----------       -----------         ------------
NET INVESTMENT INCOME (LOSS).......................     2,186,819          4,756,137         3,379,691           16,622,706
                                                      -----------        -----------       -----------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........       302,141          1,316,696           191,231           (8,436,859)
      Realized gain distribution from
         The Trust.................................            --              4,911           318,916              180,607
                                                      -----------        -----------       -----------         ------------
   Net realized gain (loss)........................       302,141          1,321,607           510,147           (8,256,252)
   Change in unrealized appreciation
      (depreciation) of investments................    (3,147,010)        (1,138,368)       (6,837,979)         (16,895,279)
                                                      -----------        -----------       -----------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    (2,844,869)           183,239        (6,327,832)         (25,151,531)
                                                      -----------        -----------       -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $  (658,050)       $ 4,939,376       $(2,948,141)        $ (8,528,825)
                                                      ===========        ===========       ===========         ============



                                                                                    EQUITY OPTIONS:
                                                      ---------------------------------------------------------------------------
                                                                                                                      EQ/ALLIANCE
                                                      ALLIANCE COMMON       ALLIANCE EQUITY      ALLIANCE GROWTH        PREMIER
                                                          STOCK                 INDEX              & INCOME           GROWTH (A)
                                                      ---------------       ---------------      ---------------      -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $   51,104,424         $ 14,960,854         $  1,997,933        $    66,348
                                                      --------------         ------------         ------------        -----------
Expenses (Note 3):
      Asset-based charges..........................      121,577,640           19,026,732            9,772,896            233,917
Less: Reduction for expense limitation.............        6,643,743                   --                   --                 --
                                                      --------------         ------------         ------------        -----------
      Net expenses.................................      114,933,897           19,026,732            9,772,896            233,917
                                                      --------------         ------------         ------------        -----------
NET INVESTMENT INCOME (LOSS).......................      (63,829,473)          (4,065,878)          (7,774,963)          (167,569)
                                                      --------------         ------------         ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........      304,121,396          121,577,058            5,912,796            706,229
      Realized gain distribution from
         The Trust.................................    1,263,337,800           12,305,386           78,401,040            232,218
                                                      --------------         ------------         ------------        -----------
   Net realized gain (loss)........................    1,567,459,196          133,882,444           84,313,836            938,447
   Change in unrealized appreciation
      (depreciation) of investments................      320,673,163          118,641,942           39,845,140         10,413,030
                                                      --------------         ------------         ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    1,888,132,359          252,524,386          124,158,976         11,351,477
                                                      --------------         ------------         ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $1,824,302,886         $248,458,508         $116,384,013        $11,183,908
                                                      ==============         ============         ============        ===========


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                Equity Options (Continued):
                                                      -----------------------------------------------------------------------
                                                                               CAPITAL            CAPITAL          MFS GROWTH
                                                       CALVERT SOCIALLY        GUARDIAN           GUARDIAN            WITH
                                                       RESPONSIBLE (A)       RESEARCH (A)      U.S. EQUITY (A)     INCOME (A)
                                                       ----------------      ------------      ---------------     ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................        $     --            $ 1,409            $ 2,643           $  6,665
                                                           --------            -------            -------           --------
Expenses (Note 3):
      Asset-based charges..........................             852              1,505              3,056              4,451
Less: Reduction for expense limitation.............              --                 --                 --                 --
                                                           --------            -------            -------           --------
      Net expenses.................................             852              1,505              3,056              4,451
                                                           --------            -------            -------           --------
NET INVESTMENT INCOME (LOSS).......................            (852)               (96)              (413)             2,214
                                                           --------            -------            -------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........           1,827             19,055             (2,061)            (1,566)
      Realized gain distribution from
         The Trust.................................          14,015                136              3,439                 --
                                                           --------            -------            -------           --------
   Net realized gain (loss)........................          15,842             19,191              1,378             (1,566)
   Change in unrealized appreciation
      (depreciation) of investments................         172,185             29,283             74,129            123,501
                                                           --------            -------            -------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................         188,027             48,474             75,507            121,935
                                                           --------            -------            -------           --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............        $187,175            $48,378            $75,094           $124,149
                                                           ========            =======            =======           ========


                                                                                Equity Options (Continued):
                                                      ---------------------------------------------------------------------
                                                                                              EQ/PUTNAM
                                                                          MERRILL LYNCH        GROWTH &          EQ/PUTNAM
                                                                          BASIC VALUE           INCOME           INVESTORS
                                                      MFS RESEARCH           EQUITY             VALUE            GROWTH (A)
                                                      ------------        -------------     ------------         ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................   $   184,100         $ 1,148,124       $  1,073,404         $    --
                                                      -----------         -----------       ------------         -------
Expenses (Note 3):
      Asset-based charges..........................     1,819,815           1,032,563          1,129,545            121
Less: Reduction for expense limitation.............            --                  --                 --             --
                                                      -----------         -----------       ------------         -------
      Net expenses.................................     1,819,815           1,032,563          1,129,545            121
                                                      -----------         -----------       ------------         -------
NET INVESTMENT INCOME (LOSS).......................    (1,635,715)            115,561            (56,141)          (121)
                                                      -----------         -----------       ------------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........    13,149,852           5,360,258          2,754,940              6
      Realized gain distribution from
         The Trust.................................     3,784,361           4,821,412          5,808,382          1,806
                                                      -----------         -----------       ------------         -------
   Net realized gain (loss)........................    16,934,213          10,181,670          8,563,322          1,812
   Change in unrealized appreciation
      (depreciation) of investments................    14,109,284            (127,488)       (11,414,919)         6,665
                                                      -----------         -----------       ------------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    31,043,497          10,054,182         (2,851,597)         8,477
                                                      -----------         -----------       ------------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $29,407,782         $10,169,743       $ (2,907,738)        $8,356
                                                      ===========         ===========       ============         ======


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Continued):
                                           --------------------------------------------------------------------------
                                                                                                        CAPITAL
                                             T. ROWE PRICE                          ALLIANCE            GUARDIAN
                                             EQUITY INCOME     ALLIANCE GLOBAL    INTERNATIONAL    INTERNATIONAL (A)
                                           ----------------   -----------------  ---------------  -------------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........     $ 2,775,622       $    783,566       $        --         $   --
                                              -----------       ------------       -----------         ------
Expenses (Note 3):
      Asset-based charges ...............       1,967,072         10,979,287         1,860,758             75
Less: Reduction for expense limitation ..              --                 --                --             --
                                              -----------       ------------       -----------         ------
      Net expenses ......................       1,967,072         10,979,287         1,860,758             75
                                                                                   -----------         ------
NET INVESTMENT INCOME (LOSS) ............         808,550        (10,195,721)       (1,860,758)           (75)
                                              -----------       ------------       -----------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments       4,579,254         90,103,575        31,152,702              5
      Realized gain distribution from
         The Trust ......................       5,792,887         62,266,802         2,919,087             --
                                              -----------       ------------       -----------         ------
   Net realized gain (loss) .............      10,372,141        152,370,377        34,071,789              5
   Change in unrealized appreciation
      (depreciation) of investments .....      (9,195,970)       128,133,406        18,061,228          7,708
                                              -----------       ------------       -----------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................       1,176,171        280,503,783        52,133,017          7,713
                                              -----------       ------------       -----------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...     $ 1,984,721       $270,308,062       $50,272,259         $7,638
                                              ===========       ============       ===========         ======

                                                                           Equity Options (Continued):
                                           -----------------------------------------------------------------------------------------
                                            MORGAN STANLEY      EQ/PUTNAM      T. ROWE PRICE
                                               EMERGING       INTERNATIONAL     INTERNATIONAL        ALLIANCE        ALLIANCE SMALL
                                            MARKETS EQUITY      EQUITY (A)          STOCK        AGGRESSIVE STOCK      CAP GROWTH
                                           ----------------  ---------------  ----------------  ------------------  ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........    $        --        $   2,705        $   409,202       $  9,326,310        $        --
                                             -----------        ---------        -----------       ------------        -----------
Expenses (Note 3):
      Asset-based charges ...............        408,713              221          1,142,190         39,543,477          1,657,966
Less: Reduction for expense limitation ..             --               --                 --          2,850,436                 --
                                             -----------        ---------        -----------       ------------        -----------
      Net expenses ......................        408,713              221          1,142,190         36,693,041          1,657,966
                                             -----------        ---------        -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS) ............       (408,713)           2,484           (732,988)       (27,366,731)        (1,657,966)
                                             -----------        ---------        -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments     19,242,288               17         14,429,637        (62,580,567)        20,167,565
      Realized gain distribution from
         The Trust ......................        726,334            8,191          1,135,189        182,510,142                 --
                                             -----------        ---------        -----------       ------------        -----------
   Net realized gain (loss) .............     19,968,622            8,208         15,564,826        119,929,575         20,167,565
   Change in unrealized appreciation
      (depreciation) of investments .....      7,484,816           14,312         10,967,057        376,094,230         14,165,644
                                             -----------        ---------        -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................     27,453,438           22,520         26,531,883        496,023,805         34,333,209
                                             -----------        ---------        -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...    $27,044,725        $  25,004        $25,798,895       $468,657,074        $32,675,243
                                             ===========        =========        ===========       ============        ===========

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Concluded):
                                             --------------------------------------------------------------------
                                                                                                     WARBURG
                                                   EQ/            LAZARD         MFS EMERGING      PINCUS SMALL
                                              EVERGREEN (A)    SMALL CAP (A)   GROWTH COMPANIES   COMPANY VALUE
                                             ---------------- ---------------- -----------------  ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............       $ 2,596           $   42         $         --      $   146,193
                                                ----------      -----------    -----------------  ---------------
Expenses (Note 3):
      Asset-based charges..................         1,086               10            4,720,964        1,056,877
Less: Reduction for expense limitation.....            --               --                   --               --
                                                ----------      -----------    -----------------  ---------------
      Net expenses.........................         1,086               10            4,720,964        1,056,877
                                                ----------      -----------    -----------------  ---------------
NET INVESTMENT INCOME (LOSS)...............         1,510               32           (4,720,964)        (910,684)
                                                ----------      -----------    -----------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        21,001              (89)          61,863,513       (7,130,907)
      Realized gain distribution from
         The Trust.........................            --               68           11,833,932               --
                                                ----------      -----------    -----------------  ---------------
   Net realized gain (loss)................        21,001              (21)          73,697,445       (7,130,907)
   Change in unrealized appreciation
      (depreciation) of investments........        16,534              466          189,033,575        7,537,570
                                                ----------      -----------    -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................        37,535              445          262,731,020          406,663
                                                ----------      -----------    -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......       $39,045           $  477         $258,010,056      $  (504,021)
                                                ==========      ===========    =================  ===============

                                                             Asset Allocation Options:
                                             ------------------------------------------------------
                                                                   ALLIANCE
                                                 ALLIANCE        CONSERVATIVE     ALLIANCE GROWTH
                                                 BALANCED          INVESTORS         INVESTORS
                                             -----------------  ----------------  -----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............      $ 38,003,635       $ 4,691,893       $ 15,432,724
                                             -----------------  ----------------  -----------------
Expenses (Note 3):
      Asset-based charges..................        19,917,253         1,743,144         12,546,669
Less: Reduction for expense limitation.....         2,095,569                --                 --
                                             -----------------  ----------------  -----------------
      Net expenses.........................        17,821,684         1,743,144         12,546,669
                                             -----------------  ---------------   -----------------
NET INVESTMENT INCOME (LOSS)...............        20,181,951         2,948,749          2,886,055
                                             -----------------  ----------------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        13,692,432         1,638,812         12,741,923
      Realized gain distribution from
         The Trust.........................       133,932,137         5,885,004         94,424,163
                                             -----------------  ----------------  -----------------
   Net realized gain (loss)................       147,624,569         7,523,816        107,166,086
   Change in unrealized appreciation
      (depreciation) of investments........        39,004,307           689,307        106,086,756
                                             -----------------  ----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................       186,628,876         8,213,123        213,252,842
                                             -----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......      $206,810,827       $11,161,872       $216,138,897
                                             =================  ================  =================

                                                        Asset Allocation Options:
                                             ---------------------------------------------------

                                               EQ/EVERGREEN     MERRILL LYNCH         EQ/
                                              FOUNDATION (A)    WORLD STRATEGY   PUTNAM BALANCED
                                             ------------------ --------------- ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............         $1,116          $  101,490      $ 1,154,530
                                                 ----------     --------------- ----------------
Expenses (Note 3):
      Asset-based charges..................            202             136,368          554,156
Less: Reduction for expense limitation.....             --                  --               --
                                                 ----------     --------------- ----------------
      Net expenses.........................            202             136,368          554,156
                                                 ----------     --------------- ----------------
NET INVESTMENT INCOME (LOSS)...............            914             (34,878)         600,374
                                                 ----------     --------------- ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..             63           1,380,620        1,111,281
      Realized gain distribution from
         The Trust.........................             --             163,800        1,419,016
                                                 ----------     --------------- ----------------
   Net realized gain (loss)................             63           1,544,420        2,530,297
   Change in unrealized appreciation
      (depreciation) of investments........          4,261             669,904       (3,992,030)
                                                 ----------     --------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................          4,324           2,214,324       (1,461,733)
                                                 ----------     --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......         $5,238          $2,179,446      $  (861,359)
                                                 ==========     =============== ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                            FIXED INCOME OPTIONS:
                                                                   ---------------------------------------------------------------
                                                                          ALLIANCE INTERMEDIATE                ALLIANCE
                                                                          GOVERNMENT SECURITIES              MONEY MARKET
                                                                   ----------------------------------   --------------------------
                                                                          1999              1998             1999         1998
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................         $ 2,186,819       $ 1,762,313    $  4,756,137  $  3,823,222
   Net realized gain (loss) on investments....................             302,141           470,342       1,321,607       238,059
   Change in unrealized appreciation
      (depreciation) of investments...........................          (3,147,010)          512,287      (1,138,368)      121,024
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from operations......            (658,050)        2,744,942       4,939,376     4,182,305
                                                                   ----------------  ----------------   ------------- ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................          10,803,619        10,106,543      72,843,109    59,238,443
      Transfers from other Funds and
         Guaranteed Interest Account..........................          17,510,838        23,196,411     151,517,985    99,124,881
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          28,314,457        33,302,954     224,361,094   158,363,324
                                                                   ----------------  ----------------   ------------- ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................           7,077,940         5,018,282      32,264,005    25,401,484
      Transfers to other Funds and
         Guaranteed Interest Account..........................          16,376,682        14,425,062     161,836,076   108,901,266
      Withdrawal and administrative charges...................              61,594            75,927         265,560       307,072
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          23,516,216        19,519,271     194,365,641   134,609,822
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................           4,798,241        13,783,683      29,995,453    23,753,502
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........             (90,814)         (610,623)        285,634    (1,229,280)
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS.............................           4,049,377        15,918,002      35,220,463    26,706,527
NET ASSETS -- BEGINNING OF PERIOD.............................          53,853,340        37,935,338     126,086,117    99,379,590
                                                                   ----------------  ----------------   ------------- ------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................         $57,902,717       $53,853,340    $161,306,580  $126,086,117
                                                                   ================  ================   ============= ============

                                                                                        FIXED INCOME OPTIONS:
                                                                   ----------------------------------------------------------
                                                                             ALLIANCE                      ALLIANCE
                                                                           QUALITY BOND                   HIGH YIELD
                                                                   --------------------------   -----------------------------
                                                                        1999         1998             1999           1998
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................      $ 3,379,691   $ 2,601,044    $ 16,622,706   $ 17,912,128
   Net realized gain (loss) on investments....................          510,147     1,993,466      (8,256,252)     3,914,555
   Change in unrealized appreciation
      (depreciation) of investments...........................       (6,837,979)     (486,113)    (16,895,279)   (36,813,923)
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from operations......       (2,948,141)    4,108,397      (8,528,825)   (14,987,240)
                                                                    ------------ -------------   -------------  -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................       17,826,110    20,999,014      26,936,544     52,878,815
      Transfers from other Funds and
         Guaranteed Interest Account..........................       23,994,287    46,264,543      30,740,677    114,552,746
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       41,820,397    67,263,557      57,677,221    167,431,561
                                                                    ------------ -------------   -------------  -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................        8,423,954     4,294,846      18,107,373     15,414,754
      Transfers to other Funds and
         Guaranteed Interest Account..........................       25,178,431    26,129,927      66,186,094     96,757,242
      Withdrawal and administrative charges.....                         69,431        64,190         262,567        269,447
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       33,671,816    30,488,963      84,556,034    112,441,443
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................        8,148,581    36,774,594     (26,878,813)    54,990,118
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........          117,914      (387,566)       (118,422)    (1,942,757)
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS.............................        5,318,354    40,495,424     (35,526,060)    38,060,121
NET ASSETS -- BEGINNING OF PERIOD.............................       81,912,360    41,416,935     198,390,260    160,330,139
                                                                    ------------ -------------   -------------  -------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................      $87,230,714   $81,912,360    $162,864,200   $198,390,260
                                                                    ============ =============   =============  =============

------------------------
See Notes to Financial Statements.


                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          COMMON STOCK
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................             $  (63,829,473)    $   (46,516,714)
   Net realized gain (loss) on investments...........................              1,567,459,196       1,122,099,298
   Change in unrealized appreciation
      (depreciation) of investments..................................                320,673,163         573,857,850
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............              1,824,302,886       1,649,440,434
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                559,831,359         526,598,693
      Transfers from other Funds and
         Guaranteed Interest Account.................................              1,373,905,485       1,219,987,398
                                                                             -------------------- -------------------
            Total....................................................              1,933,736,844       1,746,586,091
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                645,258,965         439,741,977
      Transfers to other Funds and
         Guaranteed Interest Account.................................              1,305,180,800       1,134,646,060
      Withdrawal and administrative charges.....                                       7,166,669           7,821,832
                                                                             -------------------- -------------------
            Total....................................................              1,957,606,434       1,582,209,869
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                (23,869,590)        164,376,222
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (3,359,970)        (56,413,626)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................              1,797,073,326       1,757,403,030
NET ASSETS -- BEGINNING OF PERIOD....................................              7,729,915,526       5,972,512,496
                                                                             -------------------- -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................             $9,526,988,852      $7,729,915,526
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          EQUITY INDEX
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $    (4,065,878)    $    (1,365,362)
   Net realized gain (loss) on investments...........................                133,882,444          40,417,098
   Change in unrealized appreciation
      (depreciation) of investments..................................                118,641,942         170,263,193
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............                248,458,508         209,314,929
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                207,110,009         169,623,980
      Transfers from other Funds and
         Guaranteed Interest Account.................................                843,228,288         637,861,607
                                                                             -------------------- -------------------
            Total....................................................              1,050,338,297         807,485,587
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                110,899,865          55,265,209
      Transfers to other Funds and
         Guaranteed Interest Account.................................                685,337,381         455,238,354
      Withdrawal and administrative charges.....                                       1,410,369           1,207,740
                                                                             -------------------- -------------------
            Total....................................................                797,647,615         511,711,303
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                252,690,682         295,774,284
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (1,458,118)         (7,530,762)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................                499,691,072         497,558,451
NET ASSETS-- BEGINNING OF PERIOD.....................................              1,153,003,354         655,444,903
                                                                             -------------------- -------------------
NET ASSETS-- END OF PERIOD (NOTE 1)..................................             $1,652,694,426      $1,153,003,354
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ------------------------------------------------------
                                                                                                                     EQ/ALLIANCE
                                                                                          ALLIANCE                     PREMIER
                                                                                      GROWTH & INCOME                GROWTH (A)
                                                                             -----------------------------------  -----------------
                                                                                  1999              1998               1999
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $ (7,774,963)     $ (4,742,310)      $   (167,569)
   Net realized gain (loss) on investments...........................              84,313,836        51,666,978            938,447
   Change in unrealized appreciation
      (depreciation) of investments..................................              39,845,140        39,346,894         10,413,030
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from operations.............             116,384,013        86,271,562         11,183,908
                                                                             ----------------- -----------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................             123,351,766       101,906,524         19,961,106
      Transfers from other Funds and
         Guaranteed Interest Account.................................             190,419,567       162,800,542         94,910,089
                                                                             ----------------- -----------------  -----------------
            Total....................................................             313,771,333       264,707,066        114,871,195
                                                                             ----------------- -----------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................              54,339,299        30,427,264            460,182
      Transfers to other Funds and
         Guaranteed Interest Account.................................             103,291,011        89,917,684         13,207,345
      Withdrawal and administrative charges.....                                      742,582           678,233              3,650
                                                                             ----------------- -----------------  -----------------
            Total....................................................             158,372,892       121,023,181         13,671,177
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             155,398,441       143,683,885        101,200,018
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                (794,427)       (4,193,814)            38,854
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS....................................             270,988,027       225,761,633        112,422,780
NET ASSETS -- BEGINNING OF PERIOD....................................             599,765,175       374,003,542                 --
                                                                             ----------------- -----------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................            $870,753,202      $599,765,175       $112,422,780
                                                                             ================= =================  =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                      ---------------------------------------------------------
                                                                           CALVERT             CAPITAL            CAPITAL
                                                                           SOCIALLY            GUARDIAN        GUARDIAN U.S.
                                                                       RESPONSIBLE (A)       RESEARCH (A)        EQUITY (A)
                                                                      -------------------   ---------------   -----------------
                                                                            1999                1999               1999
                                                                      -------------------   ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................      $      (852)         $      (96)        $     (413)
   Net realized gain (loss) on investments...........................           15,842              19,191              1,378
   Change in unrealized appreciation
      (depreciation) of investments..................................          172,185              29,283             74,129
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from operations.............          187,175              48,378             75,094
                                                                        ---------------     ---------------    ---------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           50,075             372,085            386,988
      Transfers from other Funds and
         Guaranteed Interest Account.................................          454,057             840,605          1,098,135
                                                                        ---------------     ---------------    ---------------
            Total....................................................          504,132           1,212,690          1,485,123
                                                                        ---------------     ---------------    ---------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --                 902             17,579
      Transfers to other Funds and
         Guaranteed Interest Account.................................           72,191             351,450            133,777
      Withdrawal and administrative  charges.........................               54                   1                 13
                                                                        ---------------     ---------------    ---------------
            Total....................................................           72,245             352,353            151,369
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          431,887             860,337          1,333,754
                                                                        ---------------     ---------------    ---------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        2,000,073              25,206             25,247
                                                                        ---------------     ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS....................................        2,619,135             933,921          1,434,095
NET ASSETS -- BEGINNING OF PERIOD....................................               --                  --                 --
                                                                        ---------------     ---------------    ---------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................      $ 2,619,135          $  933,921         $1,434,095
                                                                        ===============     ===============    ===============

                                                                                  EQUITY SERIES (CONTINUED):
                                                                      -------------------------------------------------------
                                                                       MFS GROWTH
                                                                          WITH
                                                                       INCOME (A)                  MFS RESEARCH
                                                                      --------------   --------------------------------------
                                                                          1999               1999                1998
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................    $    2,214         $ (1,635,715)       $   (486,308)
   Net realized gain (loss) on investments...........................        (1,566)          16,934,213            (916,443)
   Change in unrealized appreciation
      (depreciation) of investments..................................       123,501           14,109,284          13,393,079
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from operations.............       124,149           29,407,782          11,990,328
                                                                      --------------   ------------------   -----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................       891,850           30,557,735          26,220,920
      Transfers from other Funds and
         Guaranteed Interest Account.................................     1,303,993           79,447,062          79,372,885
                                                                      --------------   ------------------   -----------------
            Total....................................................     2,195,843          110,004,797         105,593,805
                                                                      --------------   ------------------   -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................        15,682            7,842,822           2,234,932
      Transfers to other Funds and
         Guaranteed Interest Account.................................       100,983           63,062,485          39,937,639
      Withdrawal and administrative  charges.........................            30              132,468              56,352
                                                                      --------------   ------------------   -----------------
            Total....................................................       116,695           71,037,775          42,228,923
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................     2,079,148           38,967,022          63,364,882
                                                                      --------------   ------------------   -----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        25,205             (131,866)         (3,618,924)
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS....................................     2,228,502           68,242,938          71,736,286
NET ASSETS -- BEGINNING OF PERIOD....................................            --          102,398,557          30,662,271
                                                                      --------------   ------------------   -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................    $2,228,502         $170,641,495        $102,398,557
                                                                      ==============   ==================   =================

                                                                           EQUITY SERIES (CONTINUED):
                                                                      -----------------------------------
                                                                                MERRILL LYNCH
                                                                              BASIC VALUE EQUITY
                                                                      -----------------------------------
                                                                           1999               1998
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................     $   115,561        $    56,464
   Net realized gain (loss) on investments...........................      10,181,670            703,647
   Change in unrealized appreciation
      (depreciation) of investments..................................       (127,488)          1,021,838
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from operations.............      10,169,743          1,781,949
                                                                      ----------------   ----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................      18,954,806         18,099,811
      Transfers from other Funds and
         Guaranteed Interest Account.................................      51,439,310         54,374,032
                                                                      ----------------   ----------------
            Total....................................................      70,394,116         72,473,843
                                                                      ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................       4,950,153          1,998,824
      Transfers to other Funds and
         Guaranteed Interest Account.................................      36,220,977         31,529,622
      Withdrawal and administrative  charges.........................          75,889             37,806
                                                                      ----------------   ----------------
            Total....................................................      41,247,019         33,566,252
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................      29,147,097         38,907,591
                                                                      ----------------   ----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................         (77,654)        (2,107,254)
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS....................................      39,239,186         38,582,286
NET ASSETS -- BEGINNING OF PERIOD....................................      57,472,315         18,890,029
                                                                      ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................     $96,711,501        $57,472,315
                                                                      ================   ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                              EQUITY SERIES (CONTINUED):
                                                               -------------------------------------------------
                                                                                                    EQ/PUTNAM
                                                                                                    INVESTORS
                                                                EQ/PUTNAM GROWTH & INCOME VALUE       GROWTH
                                                               ----------------------------------- -------------
                                                                    1999               1998            1999
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................      $    (56,141)      $   (27,881)     $   (121)
   Net realized gain (loss) on investments...................         8,563,322           241,200         1,812
   Change in unrealized appreciation
      (depreciation) of investments..........................       (11,414,919)        5,418,025         6,665
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from operations.....        (2,907,738)        5,631,344         8,356
                                                               -----------------  ---------------- -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................        15,111,566        21,041,270         4,282
      Transfers from other Funds and
         Guaranteed Interest Account.........................        21,929,146        31,492,288       106,618
                                                               -----------------  ---------------- -------------
            Total............................................        37,040,712        52,533,558       110,900
                                                               -----------------  ---------------- -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         5,975,591         2,208,567            --
      Transfers to other Funds and
         Guaranteed Interest Account.........................        19,982,421         9,702,715            --
      Withdrawal and administrative charges..................            95,368            53,830            --
                                                               -----------------  ---------------- -------------
            Total............................................        26,053,380        11,965,112            --
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................        10,987,332        40,568,446       110,900
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........          (173,782)       (2,075,426)       25,019
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS............................         7,905,812        44,124,364       144,275
NET ASSETS -- BEGINNING OF PERIOD............................        74,988,792        30,864,428            --
                                                               -----------------  ---------------- -------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................      $ 82,894,604       $74,988,792      $144,275
                                                               =================  ================ =============

                                                                    EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                         T. ROWE PRICE
                                                                         EQUITY INCOME
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $    808,550      $    972,619
   Net realized gain (loss) on investments...................         10,372,141         1,957,941
   Change in unrealized appreciation
      (depreciation) of investments..........................         (9,195,970)        4,171,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....          1,984,721         7,102,448
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         22,420,408        34,984,402
      Transfers from other Funds and
         Guaranteed Interest Account.........................         32,033,807        70,500,028
                                                               ------------------ -----------------
            Total............................................         54,454,215       105,484,430
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         10,573,400         4,063,205
      Transfers to other Funds and
         Guaranteed Interest Account.........................         38,746,496        26,010,302
      Withdrawal and administrative charges..................            143,698            88,752
                                                               ------------------ -----------------
            Total............................................         49,463,594        30,162,259
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................          4,990,621        75,322,171
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........           (117,973)       (2,151,022)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................          6,857,369        80,273,597
NET ASSETS -- BEGINNING OF PERIOD............................        139,978,924        59,705,327
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $146,836,293      $139,978,924
                                                               ================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               --------------------------------------

                                                                         ALLIANCE GLOBAL
                                                               --------------------------------------
                                                                      1999               1998
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $  (10,195,721)     $   (952,981)
   Net realized gain (loss) on investments...................          152,370,377        59,782,149
   Change in unrealized appreciation
      (depreciation) of investments..........................          128,133,406        60,932,110
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from operations.....          270,308,062       119,761,278
                                                               -------------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................           75,156,941        73,052,084
      Transfers from other Funds and
         Guaranteed Interest Account.........................          328,119,254        97,000,214
                                                               -------------------- -----------------
            Total............................................          403,276,195       170,052,298
                                                               -------------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................           66,837,255        45,379,156
      Transfers to other Funds and
         Guaranteed Interest Account.........................          320,264,708       124,416,716
      Withdrawal and administrative charges..................              875,060         1,061,880
                                                               -------------------- -----------------
            Total............................................          387,977,023       170,857,752
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................           15,299,172          (805,454)
                                                               -------------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........             (355,951)       (7,993,835)
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS............................          285,251,283       110,961,989
NET ASSETS-- BEGINNING OF PERIOD.............................          727,158,446       616,196,457
                                                               -------------------- -----------------
NET ASSETS-- END OF PERIOD (NOTE 1)..........................       $1,012,409,729      $727,158,446
                                                               ==================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                         INTERNATIONAL
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $ (1,860,758)     $    630,063
   Net realized gain (loss) on investments...................         34,071,789        (6,291,778)
   Change in unrealized appreciation
      (depreciation) of investments..........................         18,061,228        17,134,710
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....         50,272,259        11,472,995
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         21,074,414        18,021,919
      Transfers from other Funds and
         Guaranteed Interest Account.........................        648,133,522       252,313,930
                                                               ------------------ -----------------
            Total............................................        669,207,936       270,335,849
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         11,095,235         9,618,434
      Transfers to other Funds and
         Guaranteed Interest Account.........................        667,775,669       259,822,531
      Withdrawal and administrative charges..................            186,358           226,908
                                                               ------------------ -----------------
            Total............................................        679,057,262       269,667,873
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................         (9,849,326)          667,976
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........            115,663        (1,963,601)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................         40,538,596        10,177,370
NET ASSETS -- BEGINNING OF PERIOD............................        130,215,029       120,037,659
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $170,753,625      $130,215,029
                                                               ================== =================

------------------------
See Notes to Financial Statements.


                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                         --------------------------------------------------------
                                                                              CAPITAL
                                                                              GUARDIAN                  MORGAN STANLEY
                                                                         INTERNATIONAL (A)         EMERGING MARKETS EQUITY
                                                                         --------------------  ----------------------------------
                                                                                1999                1999              1998
                                                                         --------------------  ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................          $     (75)          $   (408,713)     $   (77,914)
   Net realized gain (loss) on investments...........................                  5             19,968,622       (4,762,302)
   Change in unrealized appreciation
      (depreciation) of investments..................................              7,708              7,484,816           34,335
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from operations.............              7,638             27,044,725       (4,805,881)
                                                                             ------------      ----------------- ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                246              7,422,677        4,268,805
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................             51,521            256,457,729       58,497,186
                                                                             ------------      ----------------- ----------------
            Total....................................................             51,767            263,880,406       62,765,991
                                                                             ------------      ----------------- ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                 --              2,295,400          371,931
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................                 --            230,400,637       55,007,653
      Withdrawal and administrative charges..........................                 --                 25,133           12,342
                                                                             ------------      ----------------- ----------------
            Total....................................................                 --            232,721,170       55,391,926
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             51,767             31,159,236        7,374,065
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             25,010             (3,346,947)          74,039
                                                                             ------------      ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS....................................             84,415             54,857,014        2,642,223
NET ASSETS -- BEGINNING OF PERIOD....................................                 --             16,084,234       13,442,011
                                                                             ------------      ----------------- ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................           $ 84,415           $ 70,941,248      $16,084,234
                                                                             ============      ================= ================

                                                                             EQUITY SERIES (CONTINUED):
                                                                         ------------------------------------------------------
                                                                            EQ/PUTNAM
                                                                          INTERNATIONAL               T. ROWE PRICE
                                                                             EQUITY                INTERNATIONAL STOCK
                                                                         ----------------   -----------------------------------
                                                                              1999                1999              1998
                                                                         ----------------   ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  2,484           $   (732,988)    $    (89,213)
   Net realized gain (loss) on investments...........................            8,208             15,564,826       (2,186,910)
   Change in unrealized appreciation
      (depreciation) of investments..................................           14,312             10,967,057        8,173,937
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from operations.............           25,004             25,798,895        5,897,814
                                                                           ------------     ------------------ ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           21,152             15,381,272       17,268,615
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          175,825            109,128,680       79,807,973
                                                                           ------------     ------------------ ----------------
            Total....................................................          196,977            124,509,952       97,076,588
                                                                           ------------     ------------------ ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --              5,855,141        2,262,558
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................               --            105,733,445       64,643,746
      Withdrawal and administrative charges..........................               --                 94,699           65,025
                                                                           ------------     ------------------ ----------------
            Total....................................................               --            111,683,285       66,971,329
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          196,977             12,826,667       30,105,259
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................           25,033                (21,952)      (6,011,889)
                                                                           ------------     ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS....................................          247,014             38,603,610       29,991,184
NET ASSETS -- BEGINNING OF PERIOD....................................               --             73,881,887       43,890,703
                                                                           ------------     ------------------ ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $247,014           $112,485,497      $73,881,887
                                                                           ============     ================== ================

                                                                                EQUITY SERIES (CONTINUED):
                                                                         -----------------------------------------

                                                                                        ALLIANCE
                                                                                    AGGRESSIVE STOCK
                                                                         -----------------------------------------
                                                                                1999                 1998
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  (27,366,731)      $  (25,699,164)
   Net realized gain (loss) on investments...........................            119,929,575          229,821,681
   Change in unrealized appreciation
      (depreciation) of investments..................................            376,094,230         (233,439,908)
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from operations.............            468,657,074          (29,317,391)
                                                                         --------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................            211,928,010          292,963,500
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................            690,307,548          837,060,745
                                                                         --------------------  -------------------
            Total....................................................            902,235,558        1,130,024,245
                                                                         --------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................            293,091,030          246,890,973
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          1,138,246,663        1,105,075,546
      Withdrawal and administrative charges..........................              4,048,698            5,526,894
                                                                         --------------------  -------------------
            Total....................................................          1,435,386,391        1,357,493,413
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................           (533,150,833)        (227,469,168)
                                                                         --------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             (1,296,959)         (23,708,725)
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS....................................            (65,790,718)        (280,495,284)
NET ASSETS -- BEGINNING OF PERIOD....................................          3,169,168,896        3,449,664,180
                                                                         --------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $3,103,378,178       $3,169,168,896
                                                                         ====================  ===================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQUITY SERIES (CONCLUDED):
                                                             ---------------------------------------------------------------------
                                                                          ALLIANCE                      EQ/             LAZARD
                                                                      SMALL CAP GROWTH             EVERGREEN (A)      SMALL CAP
                                                             ------------------------------------ ------------------ -------------
                                                                   1999              1998               1999            1999
                                                             ------------------ ----------------- ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................       $ (1,657,966)    $  (1,425,679)      $    1,510       $     32
   Net realized gain (loss) on investments.................         20,167,565       (18,408,722)          21,001            (21)
   Change in unrealized appreciation
      (depreciation) of investments........................         14,165,644        12,576,541           16,534            466
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from operations...         32,675,243        (7,257,860)          39,045            477
                                                             ------------------ -----------------   --------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................         19,245,738        43,309,112          159,057            650
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        356,043,363       363,094,583          852,104         24,205
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        375,289,101       406,403,695        1,011,161         24,855
                                                             ------------------ -----------------   --------------   ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................          8,512,986         3,905,019            8,783             --
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        381,010,271       319,261,827          464,579         10,014
      Withdrawal and administrative charges................            181,537           112,019                2             --
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        389,704,794       323,278,865          473,364         10,014
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................        (14,415,693)       83,124,830          537,797         14,841
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........            400,260        (2,107,093)          24,886             12
                                                             ------------------ -----------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS..........................         18,659,810        73,759,877          601,728         15,330
NET ASSETS -- BEGINNING OF PERIOD........ .................        139,317,130        65,557,253               --             --
                                                             ------------------ -----------------   --------------   ------------
NET ASSETS -- END OF PERIOD (NOTE 1)...... ................       $157,976,940      $139,317,130       $  601,728       $ 15,330
                                                             ================== =================   ==============   ============

                                                                               EQUITY SERIES (CONCLUDED):
                                                             -----------------------------------------------------------------------
                                                                     MFS EMERGING                         WARBURG PINCUS
                                                                   GROWTH COMPANIES                     SMALL COMPANY VALUE
                                                             -------------------------------  -----------------------------------
                                                                   1999            1998               1999              1998
                                                             --------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $ (4,720,964)   $ (1,122,240)       $  (910,684)     $   (628,813)
   Net realized gain (loss) on investments.................     73,697,445      (4,911,369)        (7,130,907)       (3,319,964)
   Change in unrealized appreciation
      (depreciation) of investments........................    189,033,575      35,293,322          7,537,570        (7,312,118)
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from operations...    258,010,056      29,259,713           (504,021)      (11,260,895)
                                                             -------------- ---------------  ----------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................     99,850,182      45,965,336         10,670,794        25,746,572
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    412,004,872     245,232,174         18,055,879        45,701,935
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    511,855,054     291,197,510         28,726,673        71,448,507
                                                             -------------- ---------------  ----------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................     24,089,810       3,422,691          4,921,343         3,085,017
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    216,250,323     170,609,391         36,061,195        34,873,684
      Withdrawal and administrative charges................        387,668          94,296            117,502           105,234
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    240,727,801     174,126,378         41,100,040        38,063,935
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................    271,127,253     117,071,132        (12,373,367)       33,384,572
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........       (163,969)     (3,838,123)           (65,352)         (974,114)
                                                             -------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS..........................    528,973,340     142,492,722        (12,942,740)       21,149,563
NET ASSETS -- BEGINNING OF PERIOD..........................    177,252,578      34,759,856         90,331,538        69,181,975
                                                             -------------- ---------------  ----------------- -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).......................   $706,225,918    $177,252,578        $77,388,798      $ 90,331,538
                                                             ============== ===============  ================= =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          ASSET ALLOCATION OPTIONS:
                                                               -----------------------------------------
                                                                              ALLIANCE
                                                                              BALANCED
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $   20,181,951       $   17,242,619
   Net realized gain (loss) on investments..................           147,624,569          133,532,418
   Change in unrealized appreciation
      (depreciation) of investments.........................            39,004,307           42,665,225
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from operations....           206,810,827          193,440,262
                                                                -------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            80,322,283           76,987,846
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           117,629,758          168,586,346
                                                                -------------------  -------------------
            Total...........................................           197,952,041          245,574,192
                                                                -------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................           131,721,182          107,639,830
      Transfers from other variable investment
         options and Guaranteed Interest Account............           146,487,798          202,971,507
      Withdrawal and administrative charges.................             1,231,936            1,699,980
                                                                -------------------  -------------------
            Total...........................................           279,440,916          312,311,317
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................           (81,488,875)         (66,737,125)
                                                                -------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (358,009)         (11,812,039)
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS...........................           124,963,943          114,891,098
NET ASSETS -- BEGINNING OF PERIOD...........................         1,322,921,820        1,208,030,722
                                                                -------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,447,885,763       $1,322,921,820
                                                                ===================  ===================

                                                                     ASSET ALLOCATION OPTIONS:
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                     CONSERVATIVE INVESTORS
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $  2,948,749      $  2,806,823
   Net realized gain (loss) on investments..................           7,523,816         7,693,592
   Change in unrealized appreciation
      (depreciation) of investments.........................             689,307         2,040,567
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations....          11,161,872        12,540,982
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................          19,554,473        19,140,568
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............          18,725,190        16,914,697
                                                               ------------------ -----------------
            Total...........................................          38,279,663        36,055,265
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................          12,359,171         8,188,450
      Transfers from other variable investment
         options and Guaranteed Interest Account............          14,458,723        12,810,163
      Withdrawal and administrative charges.................             126,838           167,275
                                                               ------------------ -----------------
            Total...........................................          26,944,732        21,165,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................          11,334,931        14,889,377
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........             (56,486)       (1,763,255)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS...........................          22,440,317        25,667,104
NET ASSETS -- BEGINNING OF PERIOD...........................         120,068,702        94,401,598
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $142,509,019      $120,068,702
                                                               ================== =================

                                                                      ASSET ALLOCATION OPTIONS:
                                                               ---------------------------------------
                                                                             ALLIANCE
                                                                         GROWTH INVESTORS
                                                               ---------------------------------------
                                                                      1999                1998
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $    2,886,055       $  5,499,380
   Net realized gain (loss) on investments..................           107,166,086         75,887,319
   Change in unrealized appreciation
      (depreciation) of investments.........................           106,086,756         40,944,576
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from operations....           216,138,897        122,331,275
                                                               --------------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            96,197,073         90,895,614
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           116,747,082         81,033,459
                                                               --------------------  -----------------
            Total...........................................           212,944,155        171,929,073
                                                               --------------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................            72,680,626         50,079,041
      Transfers from other variable investment
         options and Guaranteed Interest Account............            96,645,261         81,495,051
      Withdrawal and administrative charges.................             1,067,645          1,338,300
                                                               --------------------  -----------------
            Total...........................................           170,393,532        132,912,392
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................            42,550,623         39,016,681
                                                               --------------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (781,556)        (8,570,191)
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS...........................           257,907,964        152,777,765
NET ASSETS -- BEGINNING OF PERIOD...........................           842,905,292        690,127,527
                                                               --------------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,100,813,256       $842,905,292
                                                               ====================  =================

------------------------
See Notes to Financial Statements.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                   -------------------------------------------------------
                                                                     EQ/EVERGREEN             MERRILL LYNCH WORLD
                                                                    FOUNDATION (A)                 STRATEGY
                                                                   ------------------  -----------------------------------
                                                                         1999               1999               1998
                                                                   ------------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................        $    914          $   (34,878)       $   (11,329)
   Net realized gain (loss) on investments.......................              63            1,544,420           (103,174)
   Change in unrealized appreciation
      (depreciation) of investments..............................           4,261              669,904            648,068
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from operations.........           5,238            2,179,446            533,565
                                                                      ------------     ----------------   ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................          14,367            1,755,419          1,929,793
      Transfers from other variable investment
         options and Guaranteed Interest Account.................         122,112           17,812,153          7,365,231
                                                                      ------------     ----------------   ----------------
            Total................................................         136,479           19,567,572          9,295,024
                                                                      ------------     ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................           1,952              615,160            340,072
      Transfers to other Funds and
         Guaranteed Interest Account.............................          11,137           18,171,482          5,454,326
      Withdrawal and administrative charges......................               1               12,610             10,176
                                                                      ------------     ----------------   ----------------
            Total................................................          13,090           18,799,252          5,804,574
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................         123,389              768,320          3,490,450
                                                                      ------------     ----------------   ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          25,027               (7,305)        (1,551,800)
                                                                      ------------     ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS................................         153,654            2,940,461          2,472,215
NET ASSETS -- BEGINNING OF PERIOD................................              --           11,042,248          8,570,033
                                                                      ------------     ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................        $153,654          $13,982,709        $11,042,248
                                                                      ============     ================   ================

                                                                  ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                 ---------------------------------------
                                                                              EQ/PUTNAM
                                                                               BALANCED
                                                                   ----------------------------------
                                                                        1999              1998
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................      $   600,374       $   346,828
   Net realized gain (loss) on investments.......................        2,530,297           702,128
   Change in unrealized appreciation
      (depreciation) of investments..............................       (3,992,030)        1,408,394
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from operations.........         (861,359)        2,457,350
                                                                   ----------------  ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................        8,724,210        10,044,027
      Transfers from other variable investment
         options and Guaranteed Interest Account.................       13,434,909        24,576,797
                                                                   ----------------  ----------------
            Total................................................       22,159,119        34,620,824
                                                                   ----------------  ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................        2,214,146           975,331
      Transfers to other Funds and
         Guaranteed Interest Account.............................        9,911,791        13,658,260
      Withdrawal and administrative charges......................           33,963            20,744
                                                                   ----------------  ----------------
            Total................................................       12,159,900        14,654,335
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................        9,999,219        19,966,489
                                                                   ----------------  ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          (80,011)       (3,502,422)
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS................................        9,057,849        18,921,417
NET ASSETS -- BEGINNING OF PERIOD................................       34,787,837        15,866,420
                                                                   ----------------  ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................      $43,845,686       $34,787,837
                                                                   ================  ================

------------------------
(a) Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. General

   The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

   For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new Portfolios of EQAT for the Portfolios of HRT was performed. At that time assets of each of the HRT Portfolios were transferred to the corresponding new Portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

   Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, managed HRT and was investment advisor for all the HRT Portfolios. Subsequent to the Substitution, Alliance continues as investment advisor for the Alliance portfolios (including EQ/Alliance Premier Growth).

   Effective September 1999, Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

   Effective September 1999, AXA Advisors was sold by Equitable Life to an affiliated company. AXA Advisors, LLC earns fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

   The Account consists of 35 variable investment options:

   FIXED INCOME OPTIONS:
       Domestic Fixed Income
           o  Alliance Intermediate Government Securities
           o  Alliance Money Market
           o  Alliance Quality Bond
       Aggressive Fixed Income
           o  Alliance High Yield

   EQUITY OPTIONS:
       Domestic Equity
           o  Alliance Common Stock
           o  Alliance Equity Index
           o  Alliance Growth & Income
           o  EQ/Alliance Premier Growth
           o  Calvert Socially Responsible
           o  Capital Guardian Research
           o  Capital Guardian U.S. Equity
           o  MFS Growth with Income
           o  MFS Research
           o  Merrill Lynch Basic Value Equity
           o  EQ/Putnam Growth & Income Value
           o  EQ/Putnam Investors Growth
           o  T. Rowe Price Equity Income
       International Equity
           o  Alliance Global
           o  Alliance International
           o  Capital Guardian International
           o  Morgan Stanley Emerging Markets Equity
           o  EQ/Putnam International Equity
           o  T. Rowe Price International Stock
       Aggressive Equity
           o  Alliance Aggressive Stock
           o  Alliance Small Cap Growth
           o  EQ/Evergreen
           o  Lazard Small Cap
           o  MFS Emerging Growth Companies
           o  Warburg Pincus Small Company Value

   ASSET ALLOCATION OPTIONS:
           o  Alliance Balanced
           o  Alliance Conservative Investors
           o  Alliance Growth Investors
           o  EQ/Evergreen Foundation
           o  Merrill Lynch World Strategy
           o  EQ/Putnam Balanced


                                   FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1. General (Continued)

   The assets in each variable investment option are invested in Class IA and IB shares of a corresponding portfolio (Portfolio) of a mutual fund of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Due to/from Equitable Life's General Account represents amounts receivable/payable to/from the General Account and is predominately related to policy-related transactions, premiums, surrenders and death benefits.

2. Significant Accounting Policies
   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.

                                   FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges

   The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:


                                          DEATH         MORTALITY      OTHER         EXPENSE       FINANCIAL
                                         BENEFITS         RISKS       EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST/
      MOMENTUM CONTRACTS
    Alliance Money Market Fund,
    Alliance Balanced Fund
    Alliance Common Stock Fund             0.05%         0.30%         0.60%          0.30%         0.24%           1.49%
    All Other Funds                        0.05%         0.30%         0.60%          0.15%         0.24%           1.34%

    MOMENTUM PLUS CONTRACTS -- ALL
      FUNDS                                 --           0.50%         0.25%          0.60%          --             1.35%

    OLD CONTRACTS
    Common Stock and Money Market
      Funds                                0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUIPLAN CONTRACTS
    Common Stock and
      Intermediate Government
      Securities Funds                     0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUI-VEST SERIES 300 & SERIES
      400 CONTRACTS
    Alliance Money Market Fund
    Alliance Common Stock Fund
    Alliance Aggressive Stock Fund
    Alliance Balanced Fund                  --           0.60%         0.25%          0.50%          --             1.35%
    All Other Funds                         --           0.60%         0.24%*         0.50%          --             1.34%

    EQUI-VEST SERIES 500 CONTRACTS
    All Funds                               --           0.70%         0.25%          0.50%          --             1.45%

    EQUI-VEST SERIES 600 CONTRACTS
    All Funds                               --           0.45%         0.25%          0.50%          --             1.20%


                                                     MORTALITY AND
                                          DEATH         EXPENSE        OTHER         EXPENSE       FINANCIAL
                                         BENEFITS        RISKS        EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST EXPRESS SERIES 700
      CONTRACTS
    All Funds                               --           0.70%          0.25%           --             --           0.95%

    EQUI-VEST SERIES 800 CONTRACTS
    All Funds                               --           0.95%          0.25%           --             --           1.20%

    --------------
    * During 1999, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

   The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts.

   Since EQAT shares are valued at their net asset value, investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance

                                        FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges (Continued)

   Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

   Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4. Contributions, Payments, Transfers and Charges

   Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

   Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts.

   Accumulation units issued and redeemed during the periods indicated were:

   (Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options:

ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES
------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,460                  5,893
                 Momentum Plus Contracts 135 BP....................       22,427                 50,402
                 Momentum Plus Contracts 100 BP....................            1                  1,592
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      185,382                216,535
                 EQUI-VEST Contracts Series 500 145 BP.............          199                     78
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,400                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,025                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,848                     --

Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,715                  4,863
                 Momentum Plus Contracts 135 BP....................       35,566                 51,462
                 Momentum Plus Contracts 100 BP....................        3,569                    471
                 EQUIPLAN Contracts................................        1,406                  4,747
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      139,676                103,688
                 EQUI-VEST Contracts Series 500 145 BP.............           19                     45
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          195                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           68                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                 ---------------           ------------
Fixed Income Options (Continued):

ALLIANCE MONEY MARKET
---------------------
Issued     --    EQUI-VEST Contracts...............................    1,601,533              1,229,299
                 Momentum Contracts................................      674,927                386,247
                 Momentum Plus Contracts 135 BP....................      522,422                503,516
                 Momentum Plus Contracts 100 BP....................        1,165                  7,375
                 Old Contracts.....................................           --                     42
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      733,606                458,194
                 EQUI-VEST Contracts Series 500 145 BP.............        1,201                    547
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       25,829                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,849                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       46,749                     --

Redeemed   --    EQUI-VEST Contracts...............................    1,345,411                941,797
                 Momentum Contracts................................      573,316                326,686
                 Momentum Plus Contracts 135 BP....................      513,142                506,664
                 Momentum Plus Contracts 100 BP....................        9,352                 10,102
                 Old Contracts.....................................          914                  2,025
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      635,870                341,437
                 EQUI-VEST Contracts Series 500 145 BP.............        1,351                    156
                 EQUI-VEST Contracts Series 600 & 800 120 BP ......        9,279                     --
                 EQUI-VEST Contracts Series 600 90 BP .............        3,358                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,903                     --

ALLIANCE QUALITY BOND
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,021                 10,469
                 Momentum Plus Contracts 135 BP....................       27,397                 36,968
                 Momentum Plus Contracts 100 BP....................           10                    444
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      287,495                483,053
                 EQUI-VEST Contracts Series 500 145 BP.............          216                    146
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,070                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,206                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,167                     --

                                                  FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options (Concluded):

ALLIANCE QUALITY BOND
(CONCLUDED)
----------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,707                  5,361
                 Momentum Plus Contracts 135 BP....................       33,070                 27,523
                 Momentum Plus Contracts 100 BP....................        1,353                    182
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      222,493                209,302
                 EQUI-VEST Contracts Series 500 145 BP.............           96                     19
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          402                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,586                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           16                     --


ALLIANCE HIGH
YIELD
----------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,411                 19,540
                 Momentum Plus Contracts 135 BP....................       39,641                 45,063
                 Momentum Plus Contracts 100 BP....................           11                  1,531
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      324,376                976,709
                 EQUI-VEST Contracts Series 500 145 BP.............          637                    387
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        5,169                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       16,437                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,618                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,640                 11,692
                 Momentum Plus Contracts 135 BP....................       57,901                 55,069
                 Momentum Plus Contracts 100 BP....................        5,171                  1,524
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      490,350                643,692
                 EQUI-VEST Contracts Series 500 145 BP.............          103                      8
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          228                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       11,758                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

                                             FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options:

ALLIANCE COMMON STOCK
---------------------
Issued     --    EQUI-VEST Contracts...............................    3,241,060              4,199,955
                 Momentum Contracts................................      175,408                171,967
                 Momentum Plus Contracts 135 BP....................      428,759                479,798
                 Momentum Plus Contracts 100 BP....................        2,010                 10,617
                 Momentum Plus Contracts 90 BP.....................           --                  2,467
                 Old Contracts.....................................           --                     19
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,214,776              2,035,253
                 EQUI-VEST Contracts Series 500 145 BP.............       15,117                  4,784
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      106,914                      2
                 EQUI-VEST Contracts Series 600 90 BP..............      289,677                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       25,534                     --


Redeemed   --    EQUI-VEST Contracts...............................    3,767,190              4,354,955
                 Momentum Contracts................................      213,824                169,605
                 Momentum Plus Contracts 135 BP....................      529,883                539,175
                 Momentum Plus Contracts 100 BP....................       25,998                  8,027
                 Momentum Plus Contracts 90 BP.....................           --                    686
                 Old Contracts.....................................       32,470                 42,795
                 EQUIPLAN Contracts................................        4,522                 14,746
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,520,593                992,260
                 EQUI-VEST Contracts Series 500 145 BP.............          817                     56
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,500                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       56,355                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          119                     --


ALLIANCE EQUITY INDEX
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       92,446                 79,518
                 Momentum Plus Contracts 135 BP....................      195,122                205,393
                 Momentum Plus Contracts 100 BP....................          871                  6,938
                 Momentum Plus Contracts 90 BP.....................          929                  1,097
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,313,145              3,094,562
                 EQUI-VEST Contracts Series 500 145 BP.............        7,433                  2,295
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       51,909                      3
                 EQUI-VEST Contracts Series 600 90 BP..............       68,076                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,913                     --

                                             FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE EQUITY INDEX (CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       55,383                 37,943
                 Momentum Plus Contracts 135 BP....................      173,898                153,058
                 Momentum Plus Contracts 100 BP....................        6,729                  1,574
                 Momentum Plus Contracts 90 BP.....................          550                    193
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,539,543              1,974,951
                 EQUI-VEST Contracts Series 500 145 BP.............        1,019                     44
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,563                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,055                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          611                     --


ALLIANCE GROWTH & INCOME
------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       46,367                 52,613
                 Momentum Plus Contracts 135 BP....................      102,674                113,506
                 Momentum Plus Contracts 100 BP....................          554                  4,425
                 Momentum Plus Contracts 90 BP.....................          505                    642
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,202,829              1,224,228
                 EQUI-VEST Contracts Series 500 145 BP.............        2,959                  1,401
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       38,707                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,419                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       14,261                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       33,820                 25,771
                 Momentum Plus Contracts 135 BP....................       94,715                 87,335
                 Momentum Plus Contracts 100 BP....................        3,298                  1,838
                 Momentum Plus Contracts 90 BP.....................           90                     38
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      582,912                548,572
                 EQUI-VEST Contracts Series 500 145 BP.............           87                      9
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,281                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,097                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           29                     --


                                             FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       13,459                     --
                 Momentum Plus Contracts 135 BP....................        6,290                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................          209                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,015,911                     --
                 EQUI-VEST Contracts Series 500 145 BP.............          470                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       36,664                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,366                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       20,919                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          220                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      128,767                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          186                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            3                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           73                     --


CALVERT SOCIALLY RESPONSIBLE
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,718                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          237                     --



                                             FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CALVERT SOCIALLY RESPONSIBLE (CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          716                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --


CAPITAL GUARDIAN RESEARCH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          150                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       10,886                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            3                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          847                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            7                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           98                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        3,291                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           57                     --
                 Momentum Plus Contracts 135 BP....................           39                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       14,409                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          581                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          317                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,552                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS GROWTH WITH INCOME
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           91                     --
                 Momentum Plus Contracts 135 BP....................           79                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       18,783                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           16                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,469                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          833                     --


                                             FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS GROWTH WITH INCOME (CONCLUDED)
-------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,183                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           10                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS RESEARCH
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,188                  4,266
                 Momentum Plus Contracts 135 BP....................       31,459                  3,956
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      706,130                811,244
                 EQUI-VEST Contracts Series 500 145 BP.............        1,831                    897
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,127                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        6,138                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,879                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,230                    455
                 Momentum Plus Contracts 135 BP....................        8,253                  1,331
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      466,481                327,759
                 EQUI-VEST Contracts Series 500 145 BP.............          179                     11
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           18                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MERRILL LYNCH BASIC VALUE EQUITY
--------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,310                  3,082
                 Momentum Plus Contracts 135 BP....................       20,448                  2,932
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      450,684                563,336
                 EQUI-VEST Contracts Series 500 145 BP.............          733                    352
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        7,429                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,506                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,965                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,499                     --
                 Momentum Plus Contracts 135 BP....................        7,742                    991
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      277,983                263,606
                 EQUI-VEST Contracts Series 500 145 BP.............           34                     10
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            5                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,038                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        2,743                    523
                 Momentum Plus Contracts 135 BP....................       12,758                  2,572
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      261,643                431,414
                 EQUI-VEST Contracts Series 500 145 BP.............          840                    407
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,176                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,166                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          199                     --


                                             FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                                --------------------------------------
                                                                     1999                    1998
                                                                ---------------           ------------
Equity Options (Continued

EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED)
-------------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................        817                     --
                 Momentum Plus Contracts 135 BP....................      3,123                    328
                 Momentum Plus Contracts 100 BP....................         --                    507
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    195,000                 99,601
                 EQUI-VEST Contracts Series 500 145 BP.............         44                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        302                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......         --                     --


EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued     --    Momentum Contracts................................        694                     --
                 Momentum Plus Contracts 135 BP....................        278                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --

Redeemed   --    Momentum Contracts................................         --                     --
                 Momentum Plus Contracts 135 BP....................         --                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --


T. ROWE PRICE EQUITY INCOME
---------------------------
Issued     --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................      4,967                  1,360
                 Momentum Plus Contracts 135 BP....................     24,254                  3,355
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    367,590                838,991
                 EQUI-VEST Contracts Series 500 145 BP.............        437                    418
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      3,199                      1
                 EQUI-VEST Contracts Series 600 90 BP..............      5,796                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      2,378                     --


                                             FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE EQUITY INCOME
(CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,395                    214
                 Momentum Plus Contracts 135 BP....................        3,459                    628
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      365,900                244,081
                 EQUI-VEST Contracts Series 500 145 BP.............          132                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            3                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,459                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GLOBAL
---------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       45,099                 49,409
                 Momentum Plus Contracts 135 BP....................      107,747                127,169
                 Momentum Plus Contracts 100 BP....................          538                  2,960
                 Momentum Plus Contracts 90 BP.....................          931                  1,062
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,794,736                885,709
                 EQUI-VEST Contracts Series 500 145 BP.............        1,278                    509
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       22,689                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       13,741                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        8,650                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,663                 40,074
                 Momentum Plus Contracts 135 BP....................      162,580                182,741
                 Momentum Plus Contracts 100 BP....................        8,551                  3,546
                 Momentum Plus Contracts 90 BP.....................          386                    266
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,680,726                859,826
                 EQUI-VEST Contracts Series 500 145 BP.............           54                     12
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,601                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,106                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           12                     --

                                             FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                                   -------------------------------------
                                                                       1999                    1998
                                                                   --------------           ------------
Equity Options (Continued):

ALLIANCE INTERNATIONAL
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,570                 19,308
                 Momentum Plus Contracts 135 BP....................       54,980                 45,097
                 Momentum Plus Contracts 100 BP....................          975                  1,430
                 Momentum Plus Contracts 90 BP.....................          142                    368
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,204,881              2,265,890
                 EQUI-VEST Contracts Series 500 145 BP.............       15,482                    149
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,825                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,992                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,130                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,441                 14,348
                 Momentum Plus Contracts 135 BP....................       57,727                 43,776
                 Momentum Plus Contracts 100 BP....................        1,736                    860
                 Momentum Plus Contracts 90 BP.....................          100                    162
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,249,623              2,262,822
                 EQUI-VEST Contracts Series 500 145 BP.............       14,287                      4
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,629                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          531                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            9                     --


CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued     --    Momentum Contracts................................          376                     --
                 Momentum Plus Contracts 135 BP....................           83                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,625                    453
                 Momentum Plus Contracts 135 BP....................       14,449                  1,191
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,333,785                971,105
                 EQUI-VEST Contracts Series 500 145 BP.............          425                     86
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,913                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,811                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,157                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          604                     --
                 Momentum Plus Contracts 135 BP....................        4,339                     84
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,960,612                863,432
                 EQUI-VEST Contracts Series 500 145 BP.............           16                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,643                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           14                     --


EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued     --    Momentum Contracts................................        1,130                     --
                 Momentum Plus Contracts 135 BP....................          483                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,624                  1,408
                 Momentum Plus Contracts 135 BP....................       17,131                  3,038
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,050,427                922,463
                 EQUI-VEST Contracts Series 500 145 BP.............          617                    245
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,760                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,676                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,343                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          325                    904
                 Momentum Plus Contracts 135 BP....................        6,200                    401
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      956,309                640,201
                 EQUI-VEST Contracts Series 500 145 BP.............           40                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          389                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          482                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE AGGRESSIVE STOCK
-------------------------
Issued     --    EQUI-VEST Contracts...............................    5,109,687              7,874,975
                 Momentum Contracts................................      523,133                567,249
                 Momentum Plus Contracts 135 BP....................      362,271                444,735
                 Momentum Plus Contracts 100 BP....................        1,715                 10,329
                 Momentum Plus Contracts 90 BP.....................        1,991                  2,726
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,918,066              2,038,278
                 EQUI-VEST Contracts Series 500 145 BP.............        2,505                  1,374
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       18,617                     --
                 EQUI-VEST Contracts Series 600 90 BP..............      160,347                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,453                     --

                                             FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE AGGRESSIVE STOCK (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................    9,797,641             10,271,285
                 Momentum Contracts................................      717,280                604,014
                 Momentum Plus Contracts 135 BP....................      445,695                567,458
                 Momentum Plus Contracts 100 BP....................       29,491                  8,422
                 Momentum Plus Contracts 90 BP.....................        1,900                  1,959
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,280,156              1,922,386
                 EQUI-VEST Contracts Series 500 145 BP.............          234                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,366                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       33,563                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            5                     --


ALLIANCE SMALL CAP GROWTH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       23,724                 28,706
                 Momentum Plus Contracts 135 BP....................       40,570                 47,698
                 Momentum Plus Contracts 100 BP....................           --                    305
                 Momentum Plus Contracts 90 BP.....................          213                    977
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,124,353              3,265,688
                 EQUI-VEST Contracts Series 500 145 BP.............          852                    603
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,404                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        7,141                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          860                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,106                  7,539
                 Momentum Plus Contracts 135 BP....................       48,214                 14,989
                 Momentum Plus Contracts 100 BP....................          305                     --
                 Momentum Plus Contracts 90 BP.....................          754                    119
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,248,788              2,652,769
                 EQUI-VEST Contracts Series 500 145 BP.............          117                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,112                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,118                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/EVERGREEN
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           75                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        9,562                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            9                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          323                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           47                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,605                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


LAZARD SMALL CAP
----------------
Issued     --    Momentum Contracts................................          157                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       32,563                  5,123
                 Momentum Plus Contracts 135 BP....................      110,549                  8,576
                 Momentum Plus Contracts 100 BP....................          500                     --
                 Momentum Plus Contracts 90 BP.....................           42                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,613,449              2,078,356
                 EQUI-VEST Contracts Series 500 145 BP.............        4,485                  1,523
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       37,353                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       10,711                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       17,428                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        4,699                     --
                 Momentum Plus Contracts 135 BP....................       31,376                  1,491
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,275,713              1,244,873
                 EQUI-VEST Contracts Series 500 145 BP.............          250                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,632                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,557                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           83                     --


WARBURG PINCUS SMALL COMPANY VALUE
----------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,593                    423
                 Momentum Plus Contracts 135 BP....................        9,711                  2,025
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      272,603                612,043
                 EQUI-VEST Contracts Series 500 145 BP.............        3,134                    327
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,214                      2
                 EQUI-VEST Contracts Series 600 90 BP..............        3,096                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          786                     --


                                             FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

WARBURG PINCUS SMALL COMPANY VALUE
(CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,274                     61
                 Momentum Plus Contracts 135 BP....................        4,973                    482
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      410,399                329,886
                 EQUI-VEST Contracts Series 500 145 BP.............        2,746                      7
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          552                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

Asset Allocation Options:

ALLIANCE BALANCED
-----------------
Issued     --    EQUI-VEST Contracts...............................    2,547,481              4,212,025
                 Momentum Contracts................................      198,159                226,716
                 Momentum Plus Contracts 135 BP....................      130,000                155,854
                 Momentum Plus Contracts 100 BP....................          368                  4,058
                 Momentum Plus Contracts 90 BP.....................          516                    487
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      279,069                357,343
                 EQUI-VEST Contracts Series 500 145 BP.............        1,251                    493
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       12,102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       73,664                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      367,590                     --


Redeemed   --    EQUI-VEST Contracts...............................    4,474,460              5,887,319
                 Momentum Contracts................................      318,908                292,550
                 Momentum Plus Contracts 135 BP....................      183,195                220,244
                 Momentum Plus Contracts 100 BP....................        9,827                  3,530
                 Momentum Plus Contracts 90 BP.....................          203                     61
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      334,035                260,878
                 EQUI-VEST Contracts Series 500 145 BP.............           39                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          861                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        8,971                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      365,900                     --


                                             FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,739                  8,324
                 Momentum Plus Contracts 135 BP....................       34,499                 40,973
                 Momentum Plus Contracts 100 BP....................            2                  1,546
                 Momentum Plus Contracts 90 BP.....................          495                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      204,288                213,369
                 EQUI-VEST Contracts Series 500 145 BP.............          213                     49
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,018                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,346                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,600                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        9,150                  7,000
                 Momentum Plus Contracts 135 BP....................       55,731                 45,023
                 Momentum Plus Contracts 100 BP....................        4,165                  2,688
                 Momentum Plus Contracts 90 BP.....................           57                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      113,217                105,278
                 EQUI-VEST Contracts Series 500 145 BP.............           22                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          354                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           30                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GROWTH INVESTORS
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,846                 50,095
                 Momentum Plus Contracts 135 BP....................      121,207                148,895
                 Momentum Plus Contracts 100 BP....................          547                  4,888
                 Momentum Plus Contracts 90 BP.....................           --                    685
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      939,080                882,636
                 EQUI-VEST Contracts Series 500 145 BP.............        1,515                    744
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       21,845                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       20,404                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,542                     --



                                             FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE GROWTH INVESTORS (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       38,372                 38,654
                 Momentum Plus Contracts 135 BP....................      203,142                192,540
                 Momentum Plus Contracts 100 BP....................        9,726                  3,629
                 Momentum Plus Contracts 90 BP.....................           --                    118
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      670,587                624,987
                 EQUI-VEST Contracts Series 500 145 BP.............           76                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          739                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,481                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/EVERGREEN FOUNDATION
-----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,169                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           19                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          123                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           44                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          132                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

MERRILL LYNCH WORLD STRATEGY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          678                    112
                 Momentum Plus Contracts 135 BP....................        1,440                    841
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      164,781                 85,123
                 EQUI-VEST Contracts Series 500 145 BP.............           88                     25
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,119                      1
                 EQUI-VEST Contracts Series 600 90 BP..............          760                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          139                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           22                     --
                 Momentum Plus Contracts 135 BP....................          479                     50
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      160,869                 53,481
                 EQUI-VEST Contracts Series 500 145 BP.............            5                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           50                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          186                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


EQ/PUTNAM BALANCED
------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,642                    442
                 Momentum Plus Contracts 135 BP....................        6,446                  1,376
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      163,155                290,577
                 EQUI-VEST Contracts Series 500 145 BP.............          577                    174
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,991                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          556                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          431                     --



                                             FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Concluded)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Concluded):

EQ/PUTNAM BALANCED (CONCLUDED)
------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          294                     --
                 Momentum Plus Contracts 135 BP....................        2,375                    116
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       93,687                124,887
                 EQUI-VEST Contracts Series 500 145 BP.............           52                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            8                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --




                                             FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets

   Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

   Listed below are components of net assets:

                                                   FIXED INCOME OPTIONS:                                    EQUITY OPTIONS:
                                    ----------------------------------------------------------   --------------------------------
                                      ALLIANCE
                                    INTERMEDIATE     ALLIANCE       ALLIANCE
                                     GOVERNMENT       MONEY         QUALITY     ALLIANCE HIGH      ALLIANCE       ALLIANCE EQUITY
                                    SECURITIES        MARKET          BOND          YIELD        COMMON STOCK         INDEX
                                    -----------     -----------   -----------   --------------   -------------    ---------------

Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period.............           --    $ 47,953,060            --               --   $6,677,613,399                --
Net assets attributable tO
  Old Contracts in
  accumulation period.............           --       4,463,407            --               --      117,229,051                --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period.............  $ 2,526,522              --            --               --       36,079,474                --
Net assets attributable to
  Momentum Contracts in
  accumulation period.............    1,762,846      14,829,201   $ 1,938,838     $  4,926,158       220,37,339    $   55,499,299
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period...    7,544,984       41,392,37     5,459,517       12,498,444      336,638,928        97,974,197
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period...          199         226,465         9,645           35,037        4,057,407         1,248,749
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period....           --              --            --               --        1,852,620         1,040,742
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period.............   44,992,792      44,831,748    78,204,034      143,200,206    2,030,783,065     1,475,046,769
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period.............       21,645          25,408        24,662           62,849        2,414,935         1,065,943
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period.............      122,831       1,741,360       367,052          419,895       13,379,736         6,193,833
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period....      302,659         157,802       162,564          400,786       30,365,275         6,661,283
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period..........      285,876       4,348,318       412,126          359,359        2,821,468           987,585
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout.............       33,527       1,059,455       443,945          644,239       48,410,800         6,820,668
                                    -----------    ------------   -----------     ------------   --------------    --------------
                                    $57,593,881    $161,028,597   $87,022,383     $162,546,973   $9,522,583,497    $1,652,539,068
                                    ===========    ============   ===========     ============   ==============    ==============


                                                  FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                             EQUITY OPTIONS (CONTINUED):
                                    --------------------------------------------------------------------------
                                      ALLIANCE        EQ/ALLIANCE       CALVERT        CAPITAL       CAPITAL
                                      GROWTH &         PREMIER         SOCIALLY       GUARDIAN      GUARDIAN
                                       INCOME           GROWTH        RESPONSIBLE     RESEARCH     U.S. EQUITY
                                    ------------     ------------     -----------     ---------    -----------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Old Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Momentum Contracts in
  accumulation period............   $ 27,180,831     $  1,540,596             --             --     $    5,781
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..     54,435,381          731,869             --       $  5,583          3,968
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..        727,966               --             --             --             --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...        435,148           24,313             --             --             --
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    774,757,819      103,230,471       $430,560        811,072      1,306,874
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        512,279           54,608             --            327             --
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      4,496,396        4,246,843            161         90,515         59,111
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...      1,751,393          158,860         25,583             --             --
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........      1,478,227        2,429,126             --            762         32,268
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............      4,679,033               --             --             --             --
                                    ------------       ----------       --------       --------     ----------
                                    $870,454,473     $112,416,686       $456,304       $908,259     $1,408,002
                                    ============     ============       ========       ========     ==========


                                               FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                   EQUITY OPTIONS (CONTINUED):
                                    -------------------------------------------------------------------------------------
                                        MFS
                                      GROWTH                       MERRILL       EQ/PUTNAM     EQ/PUTNAM
                                       WITH                     LYNCH BASIC       GROWTH &     INVESTORS    T. ROWE PRICE
                                      INCOME     MFS RESEARCH   VALUE EQUITY   INCOME VALUE      GROWTH     EQUITY INCOME
                                    ----------   ------------   ------------   ------------    ----------   -------------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Old Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Momentum Contracts into
  accumulation period............   $    9,555   $  1,328,996   $   883,035    $   304,069     $ 85,032     $    627,908
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..        8,279      3,206,695     1,664,977      1,069,594       34,060        2,438,418
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..           --             --           --              --           --               --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...           --             --           --              --           --               --
Net assets attributable
  to EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    1,838,837    164,111,638    92,449,755     80,862,261           --      142,591,563
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        1,654        304,808       119,311        117,436           --           74,533
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      257,100        736,387       854,262        301,484           --          330,731
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...           --        547,897       167,110        183,438           --          457,017
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........       87,116        336,777       480,982         18,354           --          222,387
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............           --             --            --             --           --              --
                                    ----------   ------------   -----------    -----------     --------     ------------
                                    $2,202,541   $170,573,198   $96,619,432    $82,856,636     $119,092     $146,742,557
                                    ==========   ============   ===========    ===========     ========     ============

                                                       FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                       EQUITY OPTIONS (CONTINUED):
                                            -------------------------------------------------------------------------------
                                                                                           CAPITAL         MORGAN STANLEY
                                                                       ALLIANCE            GUARDIAN           EMERGING
                                             ALLIANCE GLOBAL        INTERNATIONAL       INTERNATIONAL      MARKETS EQUITY
                                            -------------------   -------------------  -----------------  -----------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Old Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................         $    8,999,433        $  5,972,294      $    48,726           $   714,993
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......             89,525,048          13,404,451           10,786             1,791,265
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......                724,016             491,082               --                    --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........                757,757             162,375               --                    --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................            875,306,152         148,251,698               --            65,119,721
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................                231,210             169,181               --                77,496
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              2,697,765             403,618               --               830,752
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              1,765,905             585,986               --               422,428
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              1,032,525             142,055               --               168,785
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               1,042,078             874,821               --                    --
                                            --------------------   -----------------     ------------      ----------------
                                                 $1,012,081,889        $170,457,561      $   $59,512           $69,125,440
                                            ====================   =================     ============      ================

                                                          EQUITY OPTIONS (CONTINUED):
                                            --------------------------------------------------------
                                              EQ/PUTNAM        T. ROWE PRICE
                                            INTERNATIONAL      INTERNATIONAL          ALLIANCE
                                                EQUITY             STOCK          AGGRESSIVE STOCK
                                            ----------------  -----------------  -------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................              --                    --       $2,211,593,921
Net assets attributable to
    Old Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................        $154,981            $  541,782          127,393,104
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......          66,198             1,684,186          175,047,852
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......              --                    --            1,533,762
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........              --                    --            1,083,246
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................              --           108,971,732          564,570,320
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................              --               100,369              385,090
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              --               413,465            1,823,246
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              --               294,311           13,502,403
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              --               414,198              387,245
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               --                    --            5,435,174
                                             ------------     -----------------  -------------------
                                                $221,179          $112,420,043       $3,102,755,363
                                             ============     =================  ===================


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                    EQUITY OPTIONS (CONCLUDED):
                                            -------------------------------------------------------------------------
                                              ALLIANCE SMALL CAP
                                                    GROWTH                 EQ/EVERGREEN            LAZARD SMALL CAP
                                            ---------------------      --------------------      --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Old Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............              $ 5,375,014                      --                  $15,315
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                5,017,992                $  8,021                       --
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       --                      --                       --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  118,457                      --                       --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............              146,078,308                 528,323                       --
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  146,679                     965                       --
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  251,337                  34,397                       --
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  554,453                       5                       --
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                  112,532                   5,033                       --
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  303,157                      --                       --
                                            --------------------         ---------------             ------------
                                                   $157,957,929                $576,744                  $15,315
                                            ====================         ===============             ============

                                                          EQUITY OPTIONS (CONCLUDED):
                                            -----------------------------------------------------------
                                                 MFS EMERGING GROWTH           WARBURG PINCUS SMALL
                                                      COMPANIES                    COMPANY VALUE
                                            ----------------------------   ----------------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Old Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  $ 9,101,853                      $ 282,253
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                   15,974,271                        597,356
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       92,810                             --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                        7,858                             --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                  669,751,717                     75,896,226
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    1,019,057                         58,795
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                    6,345,594                        101,234
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                    1,190,343                        264,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    2,735,160                         83,433
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                           --                             --
                                                --------------------            -------------------
                                                       $706,218,663                    $77,283,794
                                                ====================            ===================


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Concluded):

                                                                     ASSET ALLOCATION OPTIONS:
                                           ---------------------------------------------------------------------------
                                                                            ALLIANCE
                                                                          CONSERVATIVE             ALLIANCE GROWTH
                                              ALLIANCE BALANCED             INVESTORS                 INVESTORS
                                           ------------------------    --------------------    -----------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............             $1,175,378,503                       --                         --
Net assets attributable to
    Old Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                 45,345,000              $ 3,565,949               $ 37,228,153
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                 59,240,549               15,626,477                 97,424,160
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                    262,619                      250                  1,139,649
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                    246,610                       --                    468,007
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                156,507,662              120,303,198                954,347,320
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    202,754                   26,828                    277,645
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  1,336,153                  631,850                  2,684,114
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  7,828,093                  374,172                  2,328,729
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    170,141                  375,924                  1,069,503
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                    950,906                1,231,723                  3,488,230
                                           -----------------------    ---------------------    -----------------------
                                                   $1,447,468,990             $142,136,371             $1,100,455,510
                                           =======================    =====================    =======================

                                                            ASSET ALLOCATION OPTIONS:
                                           ----------------------------------------------------------------

                                            EQ/ EVERGREEN          MERRILL LYNCH            EQ/PUTNAM
                                              FOUNDATION          WORLD STRATEGY             BALANCED
                                           -----------------    --------------------   --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                  --
Net assets attributable to
    Old Contracts in
    accumulation period...............                  --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                  --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  --               $ 100,545              $ 221,145
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                  --                 178,289                496,064
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                  --                      --                     --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  --                      --                     --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............            $108,993              11,500,893             42,572,904
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  --                  12,266                 69,622
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............               1,955                 121,881                299,029
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......              12,909                  68,277                 54,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............               4,646                  15,742                 41,224
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  --                      --                     --
                                             --------------     -------------------    -------------------
                                                  $128,503             $11,997,893            $43,754,485
                                             ==============     ===================    ===================



                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6. Amounts retained by Equitable Life in Separate Account A:
   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality risk, death benefit, expense and expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

   Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

   The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:

                                                                  YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
               VARIABLE INVESTMENT OPTION                       1999                      1998
               --------------------------            -------------------------  -------------------------
    Alliance Intermediate Government Securities......         (802,521)               (1,197,288)
    Alliance Money Market............................       (1,547,729)               (2,688,601)
    Alliance Quality Bond............................       (1,005,712)               (1,182,381)
    Alliance High Yield..............................       (2,404,593)               (4,543,159)
    Alliance Common Stock............................     (121,476,252)             (151,143,037)
    Alliance Equity Index............................      (19,773,678)              (19,528,595)
    Alliance Growth & Income.........................      (10,200,561)              (10,589,931)
    EQ/Alliance Premier Growth (1)...................         (189,943)                       --
    Calvert Socially Responsible (1).................        1,999,222                        --
    Capital Guardian Research (1)....................           23,701                        --
    Capital Guardian U.S. Equity.....................           22,190                        --
    MFS Growth with Income (1).......................           21,065                        --
    MFS Research.....................................       (1,891,032)               (4,354,231)
    Merrill Lynch Basic Value Equity.................       (1,054,765)               (2,601,544)
    EQ/Putnam Growth & Income Value..................       (1,248,568)               (2,746,396)
    EQ/Putnam Investors Growth.......................               --                        --
    T. Rowe Price Equity Income......................       (2,027,611)               (3,455,566)
    Alliance Global..................................      (10,920,548)              (16,871,490)
    Alliance International...........................       (1,660,381)               (3,666,188)
    Capital Guardian International (1)...............               --                        --
    Morgan Stanley Emerging Markets Equity...........       (3,733,004)                  (65,019)
    EQ/Putnam International Equity...................               --                        --
    T. Rowe Price International Stock................       (1,126,238)               (6,729,718)
    Alliance Aggressive Stock........................      (39,082,247)              (66,908,740)
    Alliance Small Cap Growth........................       (1,178,363)               (3,390,303)
    EQ/Evergreen (1).................................           24,040                        --
    Lazard Small Cap.................................               --                        --
    MFS Emerging Growth Companies....................       (4,742,770)               (4,963,332)
    Warburg Pincus Small Company Value...............       (1,075,981)               (2,023,318)
    Alliance Balanced................................      (19,614,445)              (29,775,707)
    Alliance Conservative Investors..................       (1,736,098)               (3,169,993)
    Alliance Growth Investors........................      (12,883,156)              (18,612,858)
    EQ/Evergreen Foundation (1)......................           24,827                        --
    Merrill Lynch World Strategy.....................         (134,654)               (1,646,130)
    EQ/Putnam Balanced...............................         (613,248)               (3,789,791)

    --------------
    (1)  Commenced operations on January 1, 1999.


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $58.81      $54.83     $51.34    $49.69     $44.04
                                          =========   ========= ========== =========  =========

Unit value, end of period...............    $58.63      $58.81     $54.83    $51.34     $49.69
                                          =========   ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        43          45         50        55         50
                                          =========   ========= ========== =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $126.48     $118.98   $112.40    $109.80    $ 98.19
                                          =========   ========= =========  =========  =========

Unit value, end of period...............   $124.96     $126.48   $118.98    $112.40    $109.80
                                          =========   ========= =========  =========  =========

Number of units outstanding,
   end of period (000's)................        14          11        10         10          7
                                          =========  ========= =========  =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $122.00    $114.78    $108.45   $105.94    $ 94.76
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $120.52    $122.00    $114.78   $108.45    $105.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        63         76         77        81         88
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $119.81    $112.32    $105.75   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $118.78    $119.81    $112.32   $105.75
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          2         2
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $126.48    $118.98    $112.40   $109.80    $ 98.19
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.96    $126.48    $118.98   $112.40    $109.80
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        314        202       146         89
                                          =========  ========= ========== =========  =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $46.25     $42.04    $40.00     $35.17     $33.12
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $44.04     $46.25    $42.04     $40.00     $35.17
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................        54         58        66         74         82
                                          ========= ========== =========  =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.44    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 94.76    $100.44
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        64          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................        32
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.96    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.97    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.40
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $36.76     $35.12     $33.52    $32.00     $30.44
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $38.35     $36.76     $35.12    $33.52     $32.00
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       116        117        119       129        140
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $29.43     $28.75    $27.92     $26.47     $24.59
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $30.44     $29.43    $28.75     $27.92     $26.47
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       147        168       204        246        289
                                          ========= ========== =========  =========  =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $30.55     $29.41     $28.28    $27.22     $26.08
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $31.63     $30.55     $29.41    $28.28     $27.22
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,516      1,261        973     1,013      1,021
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       469        367        308       240        188
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $120.76    $116.21    $111.75   $107.55    $103.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.06    $120.76    $116.21   $111.75    $107.55
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       331        322        325       307        299
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $114.98    $110.26    $105.65   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $119.50    $114.98    $110.26   $105.65
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         2         10         13        13
                                          =========  ========= ========== =========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $120.19    $115.66    $111.21   $107.04    $102.61
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.47    $120.19    $115.66   $111.21    $107.04
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        262        146       165         81
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.20    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $25.41     $25.01    $24.48     $23.38     $21.89
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.08     $25.41    $25.01     $24.48     $23.38
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,000      1,065     1,201      1,325      1,307
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       166         56
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.47    $100.00
                                          ========= ==========

Unit value, end of period...............   $103.10    $100.47
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       474         62
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.61
                                          =========

Number of units outstanding,
   end of period (000's)................        63
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.21    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.49
                                          =========

Number of units outstanding,
   end of period (000's)................        43
                                          =========

ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        15         15         10         7          4
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $137.23    $127.99    $118.87   $114.38    $ 99.07
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $132.67    $137.23    $127.99   $118.87    $114.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        41         47         37        28         17
                                          =========  ========= ========== =========  =========

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.07
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $126.54    $117.60    $108.84   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $122.77    $126.54    $117.60   $108.84
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          1          1         1
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       622        557        283       196        135
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.08    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.07    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.33
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.28
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        34         37         29        18          7
                                          =========  ========= ========== =========  =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $160.53    $171.56    $146.80   $121.10    $102.37
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $153.05    $160.53    $171.56   $146.80    $121.10
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        82        100        110        94         70
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $140.38    $149.49    $127.46   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $134.31    $140.38    $149.49   $127.46
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          5          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       998      1,164        831       444        209
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $106.74    $100.00
                                          ========= ==========

Unit value, end of period...............   $102.37    $106.74
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        38          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................        99
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.96    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.97    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $85.66
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $407.19    $316.64    $246.57   $199.66    $151.67
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $506.59    $407.19    $316.64   $246.57    $199.66
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       231        264        307       345        387
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $155.96    $125.72   $122.56    $ 89.56     $97.97
                                          ========= ========== =========  =========  =========

Unit value, end of period...............   $151.67    $155.96   $125.72    $122.56     $89.56
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       438        467       525        598        694
                                          ========= ========== =========  =========  =========

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $323.75    $253.68    $199.05   $162.42    $124.32
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $399.74    $323.75    $253.68   $199.05    $162.42
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    16,705     17,231     17,386    16,933     16,292
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) .............         553        591        519       403        270
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $441.07    $342.99    $267.08   $216.27    $164.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $548.74    $441.07    $342.99   $267.08    $216.27
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        66         70         85        96        108
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $264.22    $207.00    $162.39   $132.47    $101.38
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $326.32    $264.22    $207.00   $162.39    $132.47
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     1,032      1,133      1,192     1,039        706
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $206.28    $161.04    $125.89   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $255.67    $206.28    $161.04   $125.89
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        16         40         37       140
                                          =========  ========= ========== =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994       1993      1992       1991      1990
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $128.81    $104.63    $102.76   $75.67    $ 83.40
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.32    $128.81    $104.63  $102.76    $ 75.67
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    15,749     13,917     11,841   10,292      9,670
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) ...............       120
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $168.93    $136.10    $132.67   $96.95    $106.05
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $164.29    $168.93    $136.10  $132.67    $ 96.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       119        124        135      144        157
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.01    $100.00
                                          =========  =========

Unit value, end of period...............   $101.38    $105.01
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       330         12
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.33    $148.44    $115.92
                                          =========  ========= ==========

Unit value, end of period...............   $236.14    $190.33    $148.44
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          7          5
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $252.88    $198.12    $155.42   $126.78    $ 97.03
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $312.31    $252.88    $198.12   $155.42    $126.78
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     6,502      5,808      4,765     3,457      1,989
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.91    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        19          5
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.92    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       105         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.14
                                          =========

Number of units outstanding,
   end of period (000's)................       233
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 97.03
                                          =========

Number of units outstanding,
   end of period (000's)................       948
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $111.02
                                          =========

Number of units outstanding,
   end of period (000's)................        25
                                          =========

ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       172        135         94        51         12
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.11    $214.58    $164.08   $135.92    $100.94
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $321.97    $271.11    $214.58   $164.08    $135.92
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       304        283        231       128         44
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $215.84    $170.23    $139.70   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $257.24    $215.84    $170.23   $139.70
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         5         11          5         4
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.44    $150.05    $114.21
                                          =========  ========= ==========

Unit value, end of period...............   $227.20    $190.44    $150.05
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         5          4          3
                                          =========  ========= ==========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,579      3,805      2,686     1,486        592
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.68    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $103.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         9          2
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.69    $100.00
                                          =========  =========

Unit value, end of period...............   $123.02    $103.69
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        50         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $125.64
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.17
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................        47
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       109         96         69        41         17
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $214.14    $179.60    $143.63   $121.25    $ 99.06
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.67    $214.14    $179.60   $143.63    $121.25
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       217        209        183       121         67
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $185.60    $155.11    $123.61   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $218.04    $185.60    $155.11   $123.61
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          6          3         3
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $174.26    $145.48    $115.81
                                          =========  ========= ==========

Unit value, end of period...............   $204.92    $174.26    $145.48
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,095      2,475      1,800       975        498
                                          =========  ========= ========== =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.06
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................       210
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.13    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.14    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        37         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.29
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.87
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................         6
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.51
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................       887
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.42
                                          =========

Number of units outstanding,
   end of period (000's)................        36
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.53
                                          =========

Number of units outstanding,
   end of period (000's)................        21
                                          =========

CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.92
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................         8
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.74
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.84
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.94
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.81
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.60
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.69
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.47
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.50
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.61
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.53
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.63
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $140.83    $100.00
                                          =========  =========

Unit value, end of period...............   $171.06    $140.83
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         8          4
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.75    $100.00
                                          =========  =========

Unit value, end of period...............   $122.37    $100.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        26          3
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.92    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $100.92
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.97    $100.00
                                          =========  =========

Unit value, end of period...............   $123.19    $100.97
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $140.83    $115.01    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $171.06    $140.83    $115.01
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       959        720        236
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.99    $100.00
                                          =========  =========

Unit value, end of period...............   $120.11    $ 98.99
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.10    $100.00
                                          =========  =========

Unit value, end of period...............   $120.55    $ 99.10
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.09
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.97
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========
MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $127.67    $100.00
                                          =========  =========

Unit value, end of period...............   $149.82    $127.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.58    $100.00
                                          =========  =========

Unit value, end of period...............   $115.67    $ 98.58
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        14          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.75    $100.00
                                          =========  =========

Unit value, end of period...............   $116.28    $ 98.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.80    $100.00
                                          =========  =========

Unit value, end of period...............   $116.45    $ 98.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $127.67    $115.97    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.82    $127.67    $115.97
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       617        444        145
                                          =========  ========= ==========


EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $97.80    $100.00
                                          =========  =========

Unit value, end of period...............   $114.64    $ 97.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $97.91    $100.00
                                          =========  =========

Unit value, end of period...............   $115.06    $ 97.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.77
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.22
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $128.20    $100.00
                                          =========  =========

Unit value, end of period...............   $124.76    $128.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.87    $101.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $101.77    $100.00
                                          =========  =========

Unit value, end of period...............    $99.38    $101.77
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.82    $100.00
                                          =========  =========

Unit value, end of period...............    $99.53    $101.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $128.20    $115.17    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $124.76    $128.20    $115.17
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       648        581        250
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.48    $100.00
                                          =========  =========

Unit value, end of period...............    $97.68    $100.48
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.04    $100.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $98.44
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $92.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.57
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.56
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $130.25    $100.00
                                          =========  =========

Unit value, end of period...............   $133.07    $130.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.39    $100.00
                                          =========  =========

Unit value, end of period...............   $103.58    $101.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        24          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.56    $100.00
                                          =========  =========

Unit value, end of period...............   $104.12    $101.56
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.61    $100.00
                                          =========  =========

Unit value, end of period...............   $104.28    $101.61
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $130.25    $121.04    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $133.07    $130.25    $121.04
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     1,072      1,070        475
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.00    $100.00
                                          =========  =========

Unit value, end of period...............   $103.08    $101.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $101.12    $100.00
                                          =========  =========

Unit value, end of period...............    $103.45    $101.12
                                          =========  =========

Number of units outstanding,
   end of period (000's)................          3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $105.38
                                          =========

Number of units outstanding,
   end of period (000's)................          4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............     $93.54
                                          =========

Number of units outstanding,
   end of period (000's)................          2
                                          =========

ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        156        156        147       116         62
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $185.78    $154.12    $140.51   $124.30    $106.04
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $253.89    $185.78    $154.12   $140.51    $124.30
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        353        408        464       459        391
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................         16
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $102.14    $100.00
                                          ========= ==========

Unit value, end of period...............    $106.04    $102.14
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        223          8
                                          ========= ==========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $154.96    $128.51    $116.37   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $212.51    $154.96    $128.51   $116.37
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3         11         12        13
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $147.40    $122.12    $110.47
                                          =========  ========= ==========

Unit value, end of period...............   $202.36    $147.40    $122.12
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         4          3          2
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,509      3,395      3,369     2,995      2,121
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.30    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.29    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        20         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................     1,305
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $139.76
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $119.52
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.82   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.82    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        37         37         32        19          0
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.68    $107.89    $112.81   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.96    $117.68    $107.89   $112.81    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        84         87         85        54          3
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $118.67    $108.42    $112.96   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $161.88    $118.67    $108.42   $112.96
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          4          3        21
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $114.73    $104.70    $108.98
                                          =========  ========= ==========

Unit value, end of period...............   $156.65    $114.73    $104.70
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1        788
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.83   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.83    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       926        971        968       763        141
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.29    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.30    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $131.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $126.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........    $57.18    $100.00
                                          =========  =========

Unit value, end of period...............   $110.43    $ 57.18
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.23    $100.00
                                          =========  =========

Unit value, end of period...............   $166.52    $ 86.23
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $86.38    $100.00
                                          =========  =========

Unit value, end of period...............   $167.39    $ 86.38
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.42    $100.00
                                          =========  =========

Unit value, end of period...............   $167.64    $ 86.42
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........    $57.18     $79.41    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $110.43     $57.18    $ 79.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       590        217        109
                                          =========  ========= ==========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.40    $100.00
                                          =========  =========

Unit value, end of period...............   $157.03    $ 81.40
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.49    $100.00
                                          =========  =========

Unit value, end of period...............   $157.61    $ 81.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $198.84
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $147.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.27
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........   $109.49    $100.00
                                          =========  =========

Unit value, end of period...............   $142.46    $109.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........    $98.95    $100.00
                                          =========  =========

Unit value, end of period...............   $128.72    $ 98.95
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        13          3
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.11    $100.00
                                          =========  =========

Unit value, end of period...............   $129.39    $ 99.11
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.16    $100.00
                                          =========  =========

Unit value, end of period...............   $129.59    $ 99.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $109.49    $ 97.61    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $142.46    $109.49    $ 97.61
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       765        671        387
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $94.04    $100.00
                                          =========  =========

Unit value, end of period...............   $122.22    $ 94.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.15    $100.00
                                          =========  =========

Unit value, end of period...............   $122.67    $ 94.15
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-90

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $134.15
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.90
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $89.92     $90.75     $82.91    $68.73     $52.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $105.59     $89.92     $90.75    $82.91     $68.73
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    20,946     25,634     28,030    27,945     25,821
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................     1,207      1,401      1,437     1,281        969
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $170.12    $171.96    $157.31   $130.50    $100.49
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $199.45    $170.12    $171.96   $157.31    $130.50
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       878      1,098      1,220     1,070        718
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $136.73    $137.72    $125.54   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $160.87    $136.73    $137.72   $125.54
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        10         37         35       109
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $55.68     $48.30    $50.51     $27.36     $25.86
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $52.88     $55.68    $48.30     $50.51     $27.36
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    24,787     21,496    17,986     12,962      9,545
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       620       258
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.90    $100.00
                                          ========= ==========

Unit value, end of period...............   $100.49    $105.90
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       350         12
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-91

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          -----------------------------------------
                                            1999       1998      1997       1996
                                          ---------  --------- ---------- ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $118.68    $119.41    $108.74
                                          =========  ========= ==========

Unit value, end of period...............   $139.76    $118.68    $119.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          8          7
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $161.59    $163.33    $149.41   $123.95
                                          =========  ========= ========== =========

Unit value, end of period...............   $189.44    $161.59    $163.33   $149.41
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................     2,980      3,342      3,226     2,468
                                          =========  ========= ========== =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.69    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.70    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.50
                                          =========

Number of units outstanding,
   end of period (000's)................       127
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.45
                                          =========

Number of units outstanding,
   end of period (000's)................       664
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-92

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        36         27          6
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........   $118.55    $125.54    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.59    $118.55    $125.54
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        34         41          8
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.25    $100.00
                                          =========  =========

Unit value, end of period...............   $151.02    $119.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.45    $100.00
                                          =========  =========

Unit value, end of period...............   $151.42    $119.45
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-93

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       976      1,101        488
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.93    $100.00
                                          =========  =========

Unit value, end of period...............   $109.59    $ 86.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.94    $100.00
                                          =========  =========

Unit value, end of period...............   $109.62    $ 86.94
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========
EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $110.37
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-94

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-95

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.53
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.63
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.73
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $161.04    $100.00
                                          =========  =========

Unit value, end of period...............   $275.93    $161.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        33          5
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-96

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.73    $100.00
                                          =========  =========

Unit value, end of period...............   $184.57    $107.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        87          7
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.91    $100.00
                                          =========  =========

Unit value, end of period...............   $185.54    $107.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.96    $100.00
                                          =========  =========

Unit value, end of period...............   $185.82    $107.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $161.04    $121.34    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $275.93    $161.04    $121.34
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     2,427      1,090        256
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.41    $100.00
                                          =========  =========

Unit value, end of period...............   $177.00    $103.41
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-97

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.53    $100.00
                                          =========  =========

Unit value, end of period...............   $177.65    $103.53
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        36         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $166.37
                                          =========

Number of units outstanding,
   end of period (000's)................         7
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $157.69
                                          =========

Number of units outstanding,
   end of period (000's)................        17
                                          =========

WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $104.82    $100.00
                                          =========  =========

Unit value, end of period...............   $105.28    $104.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........    $83.08    $100.00
                                          =========  =========

Unit value, end of period...............    $83.43    $ 83.08
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7          2
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-98

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.22    $100.00
                                          =========  =========

Unit value, end of period...............    $83.87    $ 83.22
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.26    $100.00
                                          =========  =========

Unit value, end of period...............    $83.99    $ 83.26
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $104.82    $118.06    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $105.28    $104.82    $118.06
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       721        859        577
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.78    $100.00
                                          =========  =========

Unit value, end of period...............    $83.05    $ 82.78
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.88    $100.00
                                          =========  =========

Unit value, end of period...............    $83.36    $ 82.88
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-99

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $45.07     $38.66     $34.06    $30.92     $26.18
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $52.39     $45.07     $38.66    $34.06     $30.92
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    22,434     24,361     26,036    28,319     30,212
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       865        986      1,052     1,057        957
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $158.63    $136.14    $120.01   $108.95    $ 92.22
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $184.34    $158.63    $136.14   $120.01    $108.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       321        375        439       417        336
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $151.97    $129.97    $114.16   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $177.22    $151.97    $129.97   $114.16
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         1         11         10        48
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $28.85     $26.04    $27.17     $19.40     $19.69
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.18     $28.85    $26.04     $27.17     $19.40
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    32,664     31,259    25,975     21,100     19,423
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       776        348
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.63    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 92.22    $101.63
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188          9
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-100

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $143.60    $122.68    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $167.63    $143.60    $122.68
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1          1
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $157.63    $135.29    $119.26   $108.26    $ 91.64
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $183.18    $157.63    $135.29   $119.26    $108.26
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       854        752        655       548        386
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========
                                                     =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $121.00
                                          =========

Number of units outstanding,
   end of period (000's)................        65
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1995       1994      1993       1992       1991       1990
                                          ---------  --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $ 91.64    $100.00
                                          =========  =========

Unit value, end of period...............   $108.26    $ 91.64
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       386        289
                                          =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-101

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $108.71
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        22         24         22        18         11
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $144.30    $128.45    $114.99   $110.81    $ 93.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $156.79    $144.30    $128.45   $114.99    $110.81
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       100        121        125       136        129
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $138.35    $122.71    $109.47   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $150.86    $138.35    $122.71   $109.47
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       752        661        553       567        491
                                          =========  ========= ========== =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $98.60    $100.00
                                          ========= ==========

Unit value, end of period...............    $93.29    $ 98.60
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        92         10
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................       325
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-102

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.52    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.53    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.84
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.41
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       165        159        147       110         57
                                          =========  ========= ========== =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-103

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $182.69    $155.46    $134.95   $121.49    $ 97.45
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $228.14    $182.69    $155.46   $134.95    $121.49
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       427        509        553       508        375
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $159.46    $135.20    $116.95   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $199.83    $159.46    $135.20   $116.95
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         6         15         14        15
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $149.61    $126.72    $109.51
                                          =========  ========= ==========

Unit value, end of period...............   $187.67    $149.61    $126.72
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,231      3,962      3,704     3,325      2,113
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.16    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.99    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 97.45    $101.99
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188         13
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................     1,023
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.17    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        21         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.93
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.30
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.15
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-105

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.29
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.11
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.21
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-106

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.31
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $109.37    $100.00
                                          =========  =========

Unit value, end of period...............   $130.94    $109.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.28    $100.00
                                          =========  =========

Unit value, end of period...............   $115.26    $ 96.28
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.44    $100.00
                                          =========  =========

Unit value, end of period...............   $115.86    $ 96.44
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-107

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.49    $100.00
                                          =========  =========

Unit value, end of period...............   $116.04    $ 96.49
                                          =========  =========

Number of units outstand6ing,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $109.37    $103.77    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $130.94    $109.37    $103.77
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        88         84         52
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.86    $100.00
                                          =========  =========

Unit value, end of period...............   $113.44    $ 94.86
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.96    $100.00
                                          =========  =========

Unit value, end of period...............   $113.85    $ 94.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $118.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstand6ing,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-108

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $125.16    $100.00
                                          =========  =========

Unit value, end of period...............   $123.53    $125.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.67    $100.00
                                          =========  =========

Unit value, end of period...............   $100.34    $101.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.84    $100.00
                                          =========  =========

Unit value, end of period...............   $100.86    $101.84
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.89    $100.00
                                          =========  =========

Unit value, end of period...............   $101.01    $101.89
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-109

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Concluded)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $125.16    $113.46    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $123.53    $125.16    $113.46
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       345        275        109
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.05    $100.00
                                          =========  =========

Unit value, end of period...............    $99.62    $101.05
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.17    $100.00
                                          =========  =========

Unit value, end of period...............    $99.99    $101.17
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.46
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $95.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                    FSA-110

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------


         (a) Financial Statements included in Part B.


         1. Separate Account A:
            -------------------
            -Report of Independent Accountants; PricewaterhouseCoopers LLP -Statements of Assets and Liabilities for the Year Ended
             December 31, 1999;
            -Statements of Operations for the Year Ended December 31, 1999; -Statements of Changes in Net Assets for the Years Ended
             December 31, 1999 and 1998;
            -Notes to Financial Statements.

         2. The Equitable Life Assurance Society of the United States:
            ----------------------------------------------------------
            -Report of Independent Accountants; PricewaterhouseCoopers LLP -Consolidated Balance Sheets as of December 31, 1999 and 1998; -Consolidated Statements of Earnings for Years Ended
             December 31, 1999, 1998 and 1997;
            -Consolidated Statements of Equity for Years Ended
             December 31, 1999, 1998 and 1997;
            -Consolidated Statements of Cash Flows for Years Ended
             December 31, 1999, 1998 and 1997; and
            -Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Resolutions of the Board of Directors of Equitable dated October
                16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2. Not applicable.


         3. Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6. (a) Copy of the Restated Charter of Equitable, adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Copy of the Certificate of Amendment of the Restated Charter of
                Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4
                (File No. 333-19925) on August 19, 1997.

            (e) Copy of the Restated Charter of Equitable, as amended January 1,
                1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

         7. Not applicable.

         8. Not applicable.

         9. Opinion and Consent of Anthony A. Dreyspool, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.


        10. (a)  Consent of PricewaterhouseCoopers LLP.

            (b)  Powers of Attorney.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor


*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer


*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President

*Mark A. Hug                                Senior Vice President


Craig Junkens                               Senior Vice President


*Donald R. Kaplan                           Vice President and Chief Compliance
                                            Officer and Associate General
                                            Counsel

*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel

*Samuel B. Shlesinger                       Senior Vice President


*Richard V. Silver                          Senior Vice President and
                                            General Counsel


*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         The largest stockholder of the Holding Company is AXA which as of December 31, 1999 beneficially owned 58.0% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

AXA Financial, Inc. (formerly the Equitable Companies, Incorporated) (1991) (Delaware)


    Donaldson Lufkin & Jenrette, Inc. (1933) (Delaware) (38.31%)
    (See Addendum B(1) for subsidiaries)

    AXA Client Solutions, LLC (1999) (Delaware)

        AXA Distribution Holding Corporation (1999) (Delaware)

            AXA Advisors, LLC (formerly EQ Financial Consultants, Inc. (1971) Delaware)(a)(b)

        The Equitable Life Assurance Society of the United States (1989) (New York)(a)(b)

             The Equitable of Colorado, Inc. (l983) (Colorado)


             EVLICO East Ridge, Inc. (1995) (California)

             GP/EQ Southwest, Inc. (1995) (Texas)

             Franconom, Inc. (1985) (Pennsylvania) (50.00%)

             Frontier Trust Company (1987) (North Dakota)

             Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

             Equitable Deal Flow Fund, L.P.

                 Equitable Managed Assets (Delaware)

             Real Estate Partnership Equities (various)

             EREIM LP Associates (99%)

                 EML Associates, L.P. (19.8%)

             Alliance Capital Management L.P. (2.7% limited partnership interest)


             ACMC, Inc. (1991) (Delaware)(s) (Note 5)

                 Alliance Capital Management L.P. (1988) (Delaware) (38.6% limited partnership interest)

             EVSA, Inc. (1992) (Pennsylvania)

             Prime Property Funding, Inc. (1993) (Delaware)

             Wil Gro, Inc. (1992) (Pennsylvania)

             Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)



(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    AXA Client Solutions, LLC (cont.)
       AXA Distribution Holding Corp. (cont.)
       Equitable Life Assurance Society of the United States (cont.)


             Fox Run, Inc. (1994) (Massachusetts)

             STCS, Inc. (1992) (Delaware)

             CCMI Corporation (1994) (Maryland)

             HVM Corporation (199 ) (Maryland)

             EVSA Incorporated (    ) (Delaware)

             FTM Corporation (1994) (Maryland)

             Equitable BJVS, Inc. (1992) (California)

             Equitable Rowes Wharf, Inc. (1995) (Massachusetts)


             ELAS Realty, Inc. (1996) (Delaware)

             ELAS Realty, Inc. (Georgia)

             Equitable Structured Settlement Corporation (1996) (Delaware)

             Prime Property Funding II, Inc. (1997) (Delaware)

             Sarasota Prime Hotels, Inc. (1997) (Florida)

             ECLL, Inc. (1997) (Michigan)


             Equitable Holdings LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)

               ELAS Securities Acquisition Corp. (l980) (Delaware)

               100 Federal Street Realty Corporation (    ) (Massachusetts)

               100 Federal Street Funding Corporation (Massachusetts)

               EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

               Equitable Casualty Insurance Company (l986) (Vermont)

               EREIM LP Corp. (1986) (Delaware)


                   EREIM LP Associates (L.P.) (1%)

                       EML Associates (L.P.) (.02%)


(a) Registered Broker/Dealer      (b) Registered Investment Advisor

  AXA Client Solutions, LLC (cont.)
     AXA Distribution Holding Corp. (cont.)
     The Equitable Life Assurance Society of the United States (cont.)

        Equitable Holdings, LLC (cont.)


              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)


                   EJSVS, Inc. (1995) (New Jersey)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
              EHC) (Delaware) (31.47%) (See Addendum B(1) for subsidiaries)

              JMR Realty Services, Inc. (1994) (Delaware)

              Equitable Investment Corporation (l97l) (New York)


                   Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                   Equitable JV Holding Corporation (1989) (Delaware)

                   Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)


                   Equitable Capital Management Corporation (l985)
                   (Delaware) (b)
                      Equitable Capital Private Income and Equity
                      Partnership II, L.P. (Delaware)


                   EQ Services, Inc. (1992) (Delaware)

                   EREIM Managers Corp. (1986) (Delaware)


                      ML/EQ Real Estate Portfolio, L.P. (Delaware)

                          EML Associates, L.P. (New York)


                   (a) Registered Broker/Dealer (b) Registered Investment
                   Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

            -------------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988)
      (Massachusetts)
      EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)

      EquiSource of Puerto Rico, Inc. (1997) (Puerto Rico)

      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                      ------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose\subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985)
              (Delaware) (b)
         Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)

Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:


      Alliance Capital Management L.P. (1988) (Delaware) (b)
            Albion Alliance LLC  (Delaware) (37.6%)
            Cursitor Alliance LLC (Delaware) (93%)
            Cursitor Alliance Holdings Ltd.  (U.K.)
             Draycott Partners, Ltd  (MA)
             Cursitor Alliance Services Ltd.  (U.K.)
             Cursitor Management Co. S.A.  (Lux.)
             Alliance Asset Allocation Ltd.  (U.K.)
                Cursitor Eaton Asset Allocation Management Co. (NY) (50%) Alliance Cecogest S.A. (France) (75%)
                      Cursitor Courtage SARL  (France)
                      Cursitor Gestion S.A.  (France)
    Alliance Capital Management Corporation of  Delaware  (Delaware) (100%)
      Alliance Fund Services, Inc.  (Delaware) (a)
      Alliance Fund Distributors, Inc.  (Delaware) (a)
      Alliance Capital Oceanic Corp.  (Delaware)
      Alliance Capital Management (Brazil) Ltd.  (Brazil) (99%)
      Alliance Capital Management Australia Limited  (Australia)
      Meiji - Alliance Capital Corp.  (Delaware) (50%)
      Alliance Capital (Luxembourg) S.A.  (Lux.) (99%)
      Alliance Barra Research Institute, Inc.  (Delaware)
      Alliance Capital Management Canada, Inc.  (Delaware)
      Alliance Capital Global Derivatives Corp.  (Delaware)
      ACM Fund Services, S.A.  (Lux.) (99%)
         ACM Fund Services (Espana) S.L.  (Spain)
      Alliance Capital Management (Singapore) Ltd.  (Singapore)
      ACM CIIC Investment Management Ltd.  (Cayman Islands) (54%)
      ACM Software Services Ltd.  (Delaware)
      East Fund Managementberatung GmbH.  (Australia) (51%)
        Albion Alliance EFM  (Czech) (49%)
        East Fund Management (Cyprus) Ltd.  (Cyprus) (99%)
          EFM Consultanta Financiara Bucuresti SRL  (Romania)
      Alliance Capital (Mauritius) Private Ltd.  (Mauritius)
            Alliance Capital Asset Management (India) Private Ltd.
               (India) (75%)
         ACSYS Software India Private Ltd.  (India) (51%)
       ACAM Trust Company Private Ltd.  (India)
       Alliance Eastern Europe, Inc.  (Delaware)
       Alliance Capital Management (Asia) Ltd.  (Delware)
       Alliance Capital Management (Turkey) Ltd.  (Turkey)
       Alliance Capital Mangement (Japan) Inc. 1261  (Delaware)
          Alliance Capital Invest Tr. Mgmt. K.K.  (Japan)
       Alliance Capital Limited  (U.K)
          Alliance Capital Services Ltd.  (U.K.)
                      Dimentional Trust Management Ltd.  (U.K)
       Alliance Corporate Finance Group Inc.  (Delaware)
       BCN Alliance Capital Management SA  (Brazil) (50%)
       Przymierze Trust Fund Co.  (Poland) (49%)
       Alliance SBS-AGRO Captial Management Co.  (Russia) (49%)
       Pekao/Alliance PTE S.A.  (Poland) (49%)
       Whittingdale Holdings Ltd.  (U.K.)
          Alliance Capital Whittingdale Ltd.  (U.K)
          ACM Investments Ltd.  (U.K.)
          Whittingdale Nominees Ltd.  (U.K.)
        Hanwha Investment Trust Mgmt. Co., Ltd.  (South Korea) (20%)
        New Alliance Asset Mangement (Asia) Ltd.  (H.K.) (50%)
        ACM New-Alliance (Luxemborg) S.A.  (Lux.)
        Alliance Odyssey Capital Mgmt. (Porprietary) Ltd.  (South Africa) (80%)
         Alliance-MBCA Capital (Private) Ltd.  (Zimbabwe) (50%)
         Alliance Odyssey Capital Mgmt. (Nambia) (Proprietary) Ltd.  (Nambia)



             (a) Registered Broker/Dealer      (b) Registered Investment Advisor

                               AXA GROUP CHART

The information listed below is dated as of January 1, 2000; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                          AXA INSURANCE AND REINSURANCE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Assurances IARD               France         100% by AXA France Assurance

AXA Assurances Vie                France         6.48% by AXA Assurances IARD,
                                                 82.40% by AXA France Assurance
                                                 and 11.13% by AXA Collectives

AXA Courtage IARD                 France         99.77% by AXA France Assurance

AXA Conseil Vie                   France         100% by AXA France Assurance

AXA Conseil IARD                  France         100% by AXA France Assurance

Direct Assurances Vie             France         100% by AXA Direct

Juridica                          France         7.81% by AXA Assurance IARD,
                                                 89.27% by AXA France Assurance
                                                 1.44% by AXA Courtage IARD

AXA Assistance                    France         100% by AXA

AXA Collectives                   France         94.47% by AXA France Assurance,
                                                 3.69% by AXA Assurances IARD
                                                 and 1.25% by AXA Courtage IARD

NSM Vie                           France         40.64% by AXA France Assurance

AXA Global Risks                  France         98.49% by AXA France
                                                 Assurance

Argovie                           France         94.03% by AXA Collectives

S.P.S. Re                         France         69.03% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Direct Assurance                  France         100% by AXA Direct

Natio Assurances                  France         50% by AXA Assurances IARD

AXA Assistance                    France         100% by AXA

AXA Reassurance                   France         86.33% by AXA, 8.25% by AXA
                                                 Assurances IARD, 5.07% by
                                                 AXA Global Risks, 0.13% by
                                                 AXA France Assurances and
                                                 0.02% by AXA Collectives

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100% by AXA

UAB                               Belgium        100% by AXA Holdings Belgium

Ardenne Prevoyante                Belgium        99.99% by AXA Holdings Belgium
                                                 and 0.01% by AXA Royale Belge

Assurance Courtraisienne          Belgium        100% by AXA Holdings Belgium

AXA Royale Belge                  Belgium        99.57% by AXA Holdings Belgium
                                                 and 0.43% by UAB

Assurances de la Poste            Belgium        50% by AXA Holdings Belgium

Assurances de la Poste Vie        Belgium        50% by AXA Holdings Belgium

C.G.R.M. Monte Carlo              France         99.99% by AXA Reassurance

AXA Assurance Vie Luxembourg      Luxembourg     100% by AXA Luxembourg S.A.

Paneurore                         Luxembourg     5% by AXA Portugal Companhia de
                                                 Seguros, 20% by AXA Colonia
                                                 Versicherungs, 5% by AXA
                                                 Assicurazioni, 10% by Aurora
                                                 Iberica SA de Seguros y Reas,
                                                 20% by AXA Insurance IK,
                                                 20% by Royale Belge
                                                 Investissement and
                                                 20% by Saint George Re

Crealux                           Luxembourg     100% by AXA Holdings Belgium

Futur Re                          Luxembourg     100% by AXA Global Risks

AXA Assurances Luxembourg         Luxembourg     100% by AXA Luxembourg SA

Hilo Direct Seguros y Reaseguros  Spain          71.43% by AXA Aurora

Ayuda Legal SA de Seguros y       Spain          88% by AXA Aurora Iberica SA de
Reaseguros                                       Seguros y Reaseguros and 12% by
                                                 AXA Seguros de Seguros
                                                 Reaseguros

Aurora Iberica SA de              Spain          99.82% by AXA Aurora
Seguros y Reaseguros

AXA Seguros de Seguros y          Spain          1.45% by AXA and 97.06% by
Reasegiros                                       Aurora Iberica SA de Seguros y
                                                 Reas

Eurovita                          Italy          30% owned by AXA Assicurazioni

UAP Vita                          Italy          62.21% by AXA, 18.70% by AXA
                                                 Conseil Vie, and 19.08% by AXA
                                                 Collectives

AXA Interlife                     Italy          100% by AXA

AXA Assicurazioni                 Italy          84.10% by AXA, 11.70% by
                                                 Grupo UAP Italiana, 2.11% by
                                                 AXA Conseil Vie and 2.07%%
                                                 by AXA Collectives

AXA Equity & Law Plc              U.K.           100% by AXA Sun Life
Assurance Society

AXA Global Risks (U.K) Ltd        U.K.           100% by AXA Global Risks
                                                 (France)

English & Scottish                U.K.           100% by AXA UK

AXA UK                            U.K.           100% by AXA

AXA Sun Life                      U.K.           100% by Sun Life and Provincial
                                                 Holdings Plc

AXA UK Holding Ltd.               U.K.           100% by AXA Reassurance

Guardian Insurance Ltd.           U.K.           100% by Guardian Royal Exchange
                                                 Plc

GREA Assurance                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Group Plc.                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Healthcare Ltd.               U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Lifetimecare                  U.K.           100% by Guardian Royal
                                                 Exchange Plc

AXA Insurance UK                  U.K.           100% by Guardian Royal
                                                 Exxchange Plc

AXA Reinsurance UK Plc.           U.K.           100% by AXA UK Holding Ltd.

AXA Sun Life Holdings Plc.        U.K.           100% by SLPH

AXA Nederland BV                  The Nether-    51.31% AXA Royal Belge, 38.94%
                                  lands          by Gelderland and 4.11% by
                                                 AXA Holdings Belgium

AXA Schade                        The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Zorg NV                       The Nether-    100% by UAP Verzekeringen
                                  lands

Vinci BV                          The Nether-    100% by AXA
                                  lands

AXA Leven NV                      The Nether-    100% by AXA Verzekeringen
                                  lands

UAP Niew Rotterdam Beheer         The Nether-    100% by AXA Nederland BV
                                  lands

AXA Zorg NV                       The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Portugal Companhia de         Portugal       9.63% by AXA Global Risk, 2.28%
Serguros                                         by AXA Portugal Seguros
                                                 Vida, 5.71% by AXA Conseil Vie
                                                 and 81.93% by AXA
                                                 Participations

AXA Portugal Seguros Vida         Portugal       87.63% by AXA Conseil Vie and
                                                 7.46% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    99.95% AXA Participations

AXA Compagnie d' Assurances       Switzerland    94.99% by AXA Participations
sur la Vie                                       and 5.01% by AXA Compagnie
                                                 d'Assurance.

AXA Al Amane Assurances           Morocco        99.99% by AXA Ona

Epargne Croissance                Morocco        99.59% by AXA Al Amane
                                                 Assurances

Compagnie Africaine               Morocco        100% by AXA Al Almane
d'Assurance                                      Assurances

AXA Canada                        Canada         100% by AXA

AXA Canada ADP                    Canada         100% by AXA Canada

AXA Colonia Krankenversicherung   Germany        51% by AXA Colonia Konzern AG
                                                 and 48.36% by AXA Colonia Leben

Colonia Nordstern Versicherungs   Germany        100% by AXA Colonia Konzern AG

Sicher Direct                     Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Direct

Albingia Versicherung             Germany        98.98% by GRE Continental
                                                 Europe Holding Gmbh

Albingia Lebenversicherung        Germany        100% by Albingia Versicherung

AXA Colonia Leben                 Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Colonia
                                                 Versicherung

AXA Colonia Versicherung          Germany        100% by AXA Colonia Konzern AG

AXA Norstern Art                  Germany        100% by AXA Colonia Konzern AG

Tellit Vie                        Germany        100% by AXA-Colonia Konzern
                                                 AG

National Mutual Financial         Australia      100% by National Mutual
Services                                         Holdings

AXA Oyak Hayat Sigorta            Turkey         100% by AXA Oyak Holding AS

AXA Oyak Sigorta                  Turkey         0.70% by AXA Oyak Hayat
                                                 Sigorta and 70.32% by AXA
                                                 Oyak Holding AS

AXA Minmerals Assurance Co. Ltd.  China          51% by AXA China

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Non Life Insurance Co. Ltd.   Japan          100% by AXA Direct

AXA Life Insurance                Japan          100% by AXA

Dongbu AXA Life                   South Korea    100% by AXA

AXA Insurance Investment          Singapore      100% by AXA
Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holding

AXA Life Singapore                Singapore      100% by National Mutual
                                                 International

GRE Singapore Branch              Singapore      100% by AXA

AXA Life Hong Kong                Singapore      100% by AXA

AXA Insurance Hong Kong           Hong Kong      82.5% by AXA Insurance
                                                 Investment Holdings Pte Ltd
                                                 and 17.5% by AXA

National Mutual Asia Ltd.         Hong Kong      53.8% by National Mutual
                                                 Holdings, Ltd and 20% by Detura

AXA China Region Ltd.             Hong Kong      73.55% by National Mutual
                                                 Holdings

Guardian Insurance Ltd.           Hong Kong      100% by AXA
Hong Kong

The Equitable Life Assurance      U.S.A.         100% by AXA Financial Inc.
Society of the United States
(ELAS)

AXA Reinsurance                   U.S.A.         100% by AXA America

AXA America                       U.S.A.         100% by AXA Reassurance

AXA Global Risks US               U.S.A.         96.39% by AXA Global Risks and
                                                 3.61% by Colonia Nordstern
                                                 Versicherungs AG

AXA Re Life Insurance Company     U.S.A.         100% by AXA America

National Mutual Holdings          Australia      42.1% by AXA and 8.9% by
                                                 AXA Equity & Law Life
                                                 Assurance Society

National Mutual International     Australia      100% by National Mutual
                                                 Holdings Ltd

Australian Casualty Insurance     Australia      100% by National Mutual
Property Ltd                                     Holdings

National Mutual Health            Australia      100% by National Mutual
Insurance Pty Ltd                                Holdings Ltd

Guardian Dublin Docks             Ireland        100% by Guardian PMPA Group
                                                 Ltd.

Guardian PMPA Group Ltd.          Ireland        100 by Guardian Royal
                                                 Exchange Plc

Detura                            Hong Kong      75% by National Mutual Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holdings

AXA Reinsurance Asia              Singapore      100% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Reinsurance U.K. Plc.         U.K.           100% owned by AXA U.K.
                                                 Holding Ltd.

Nordstern Colonia Versicherung    Austria        89.95% by AXA Colonia
                                                 Versicherungs
                                                 and 10.05% by Colonia Leben

                       FINANCIAL SERVICES AND REAL ESTATE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         96.89% by AXa 0.27% by AXA
(C.F.P.)                                         Assurance IARD and 0.01% by
                                                 Societe Beaujon

AXA Banque                        France         98.7% by Compagnie
                                                 Financiere de Paris

AXA Credit                        France         65% by Compagnie
                                                 Financiere de Paris

Sofapi                            France         100% by Compagnie
                                                 Financiere de Paris

Holding Soffim                    France         100% by Compagnie
                                                 Financiere de Paris

Sofinad                           France         100% by Compagnie
                                                 Financiere de Paris

Banque des Tuileries              France         100% by Compagnie
                                                 Financiere de Paris

Banque de Marches et d'Arbitrage  France         19.51% by AXA and 8.2% by AXA
                                                 Courtage IARD

AXA Investment Managers           France         5.28% by AXA Royale Belge,
                                                 56.48 BY AXA, 1.02% by AXA
                                                 Reassurance, 19.46% by AXA
                                                 Assurance IARD, 5.12% by AXA
                                                 Colonia Konzern and 0.25% By
                                                 Direct Assurances, 2.63% by
                                                 AXA Leven NV, 5.10% by National
                                                 Fund Management, 2.03% by AXA
                                                 Courtege IARD

Banque Worms                      France         1.91% by AXA France Assurance,
                                                 5.32% by AXA Collectives, 6.30%
                                                 by AXA Courtage IARD, 3.06% by
                                                 AXA Conseil Vie, 10.72% by AXA
                                                 Assurances IARD, 21.63% by AXA
                                                 Assurance Vie, 49.56% by
                                                 Compagnie Financiere de Paris

Investment Managers Paris         France         100% by AXA Investment Managers

Transaxim                         France         100% by Compagnie Financiere
                                                 de Participations

AXA Millesimes                                   10.10% by AXA Reassurance,
                                                 11.95% by AXA Reassurance,
                                                 7.26% by Societe Beaujon,
                                                 6.87% by Jour Finance

AXA Colonia Asset Management      Germany        51% by AXA Investment
                                                 Managers and 49% by AXA
                                                 Colonia Konzern AG

AXA Colonia KAG                   Germany        51% by AXA Investment
                                                 Managers and 26.50% by AXA
                                                 Colonia Konzern AG

AXA Colonia Bausparkasse AG       Germany        66.67% by AXA Colonia
                                                 Konzern AG and 32.99% by
                                                 AXA Colonia Leben

Banque IPPA                       Belgium        100% by AXA Holdings Belgium

Royal Belge Investissement        Belgium        100% by AXA Royale Belge

AXA IM Bruxelles                  Belgium        100% by AXA Investment
                                                 Managers

AXA Banque Belgium                Belgium        100% by AXA Holdings Belgium

Royale Belge Investissement       Belgium        100% by AXA Royale Belge

Sun Life Asset Management         U.K.           66.67% by Sun Life and
                                                 Provincial Holdings Plc and
                                                 33.33% by AXA Asset Management
                                                 Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management Corp. U.S.A.         100% held by The Equitable
                                                 Life Assurance Society

Donaldson Lufkin & Jenrette       U.S.A.         0.13% by AXA, 31.44% by
                                                 the ELAS, 38.27% by AXA
                                                 Financial Inc. and 1.31%
                                                 by AXA Participations Belgium

AXA IM Holdings Inc.              U.S.A.         100% by AXA Investment
                                                 Managers

AXA IM Rose                       U.S.A.         90% by AXA Investment
                                                 Managers and 10% by AXA IM
                                                 Holdings Inc.

AXA Rosenberg LLC                 U.S.A.         50% by AXA IM Rose

National Mutual Funds             Australia      100% owned by National
Management                                       Mutual Holdings

AXA Investment Managers           Japan          100% by AXA Investment
Tokyo                                            Managers

AXA Investment Managers           The Nether-    100% by AXA Investment
Den Haag                          lands          Managers

AXA IM HK SAR                     Hong Kong      100% by AXA Investment
                                                 Managers

AXA Investment Managers           Hong Kong      100% by AXA Investment
Hong Kong                                        Managers

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

S.G.C.I.                          France         100% by AXA

Compagnie Parisienne de           France         100% by Sofinad
Participations (C.P.P.)

Monte Scopeto                     France         99.99% by Compagnie
                                                 Parisienne de Participations

Colisee Jeuneurs                  France         99.82% by Colisee Suresnes and
                                                 0.17% by Compagnie Parislenne
                                                 de Participation

Colisee Delcasse                  France         99.98% by Colisee Suresnes

Colisee Victoire                  France         99.74% by S.G.C.I.

Colisee Suresnes                  France         21.19% by AXA Assurance IARD,
                                                 0.92% by Societe Beaujon,
                                                 51.07% by Compagnie Financiere
                                                 de Paris, 20.63% by Jour
                                                 Finance and 2.53% by AXA
                                                 Courtage IARD

Colisee 21 Matignon               France         99.44% by S.G.C.I. and 0.55% by
                                                 AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Colisee Saint Georges SA          France         100% by SGCI

                       HOLDINGS AND MISCELLANEOUS BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Direct                        France         100% by AXA

Societe Beaujon                   France         100% by AXA

Lor Finance                       France         99.87% by AXA

Jour Finance                      France         60.47% by AXA Conseil Vie,
                                                 39.53% by AXA Assurance IARD


Financiere 45                     France         100% by AXA

Mofipar                           France         99.92% by AXA

AXA Participations                France         53.15% by AXA, 21.90% by AXA
                                                 Global Risks and 24.95% by AXA
                                                 Courtage IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

AXA France Assurance              France         100% by AXA

AXA China                         France         49% by AXA Region Limited
                                                 and 51% by AXA

AXA Participations Belgium        Belgium        17.65% by AXA Global Risks,
                                                 75% by AXA, 1.82% by AXA
                                                 Conseil IARD and 5.53% by AXA
                                                 Courtage IARD

Finaxa Belgium                    Belgium        99.99% by AXA

AXA Holdings Belgium              Belgium        43.75% by AXA, 3.02% by AXA
                                                 Global Risks, 49.10% by AXA
                                                 Participations Belgium and
                                                 4.11% by Vinci BV

GRE Continental Europe            Germany        100% by AXA Cononia Konzern AG
Holding Gmbh

AXA-Colonia Konzern AG            Germany        39.73% by Vinci BV, 25.63% by
                                                 Kolnische Verwaltungs and
                                                 21.62% by AXA

Kolnische Verwaltungs             Germany        67.72% by Vinci BV, 22.99% by
                                                 AXA Colonia Konzern AG and
                                                 8.83% by AXA

AXA Luxembourg SA                 Luxembourg     100% by AXA Holdings Belgium

AXA Ona                           Morocco        51% by AXA Participations

Gelderland                        The Nether-    100% by AXA Holdings Belgium
                                  lands

AXA Oyak Holdings AS              Turkey         50% by AXA

AXA Financial Inc.                U.S.A.         4.12% by AXA Equity & Law
                                                 Life Assurance Society, 43.01
                                                 by AXA, 2.97% by AXA
                                                 Reassurance, 0.03% by AXA
                                                 America, 0.44% by Societe
                                                 Beaujon, 3.21% by Fianciere 45
                                                 and 6.46% by LOR Finance

AXA Aurora                        Spain          30% owned by AXA and 40% by
                                                 AXA Participations

AXA Equity & Law Plc              U.K.           99.94 by AXA Life

Sun Life and Provincial           U.K.           34.52% by AXA and 21.81% by
Holdings (SLPH)                                  AXA Equity & Law Plc

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) AXA Financial, Inc.'s 38.6% interest in Donaldson, Lufkin & Jenrette, Inc., and Equitable Holdings, LLC's 31.7% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.

4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:

                               EQ Advisors Trust
                               Separate Accounts


5.   This chart was last revised on January 1, 2000.

Item 27.  Number of Contractowners
          ------------------------

          Currently, there are 1,020 owners of the Variable Immediate Annuity Contracts offered by the Registrant.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $100 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c)  Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------


          (a) AXA Advisors is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I, Separate Account FP and EQ Advisors Trust, AXA Advisors's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

          (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors. The business address of the persons whose names are preceded by an asterisk is the address of AXA Advisors, LLC.

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                       (EQUITABLE DISTRIBUTORS, INC.)
----------------                       ----------------------

*Jose S. Suquet                        Chairman of the Board and Director

 James A. Shepherdson, III             Co-Chief Executive Officer, Co-President,
 660 Newport Center Drive              Managing Director, and Director
 Suite 1200
 Newport Beach, CA 92660

 Greg Brakovich                        Co-Chief Executive Officer, Co-President,
 660 Newport Center Drive              Managing Director, and Director
 Suite 1200
 Newport Beach, CA 92660

 Edward J. Hayes                       Director
 200 Plaza Drive
 Secaucus, NJ 07096-1583

*Charles Wilder                        Director


*Michael Dibbert                       President, Financial Institution Channel

*Alex MacGillwray                      President, Broker-Dealer Channel

*Patrick Muler                         President, Wirehouse Channel

*Van Rubiano                           President, Life Insurance Division


 Hunter Allen                          Senior Vice President
 660 Newport Center Drive
 Suite 1200
 Newport Beach, CA 92660

 Elizabeth Forget                      Senior Vice President
 660 Newport Center Drive
 Suite 1200
 Newport Beach, CA 92660

 Al Haworth                            Senior Vice President
 660 Newport Center Drive
 Suite 1200
 Newport Beach, CA 92660

 Stuart Hutchins                       Senior Vice President
 660 Newport Center Drive
 Suite 1200
 Newport Beach, CA 92660

 Ken Jaffe                             Senior Vice President
 660 Newport Center Drive
 Suite 1200
 Newport Beach, CA 92660

 Michael McDaniel                      Senior Vice President
 660 Newport Center Drive
 Suite 1200
 Newport Beach, CA 92660

*Patrick O'Shea                        Vice President and Chief
                                       Financial Officer

*Norman J. Abrams                      Vice President and Counsel

 Debora Buffington                     Vice President and Chief Compliance
 660 Newport Center Drive              Officer
 Newport Beach, CA 92660


*Ronald R. Quist                       Vice President and Treasurer

*Linda Galasso                         Vice President and Secretary


*Francesca Divone                      Assistant Secretary


          (c)  Not applicable

Item 30.  Location of Accounts and Records
          --------------------------------

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY, 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, N.J. 07096.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contracts include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, prospectus, or otherwise.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2000.



                                 SEPARATE ACCOUNT A OF
                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Registrant)

                                 By:  The Equitable Life Assurance Society
                                      of the United States


                                 By:  /s/ Naomi J. Weinstein
                                      ----------------------------
                                          Naomi J. Weinstein
                                          Vice President

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2000.



                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Depositor)


                                 By:  /s/ Naomi J. Weinstein
                                      ----------------------------
                                          Naomi J. Weinstein
                                          Vice President



         As required by the Securities Act of 1933 this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                 President, Chief Operating Officer and Director

*Edward D. Miller                President, Chief Executive Officer
                                 and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                Senior Executive Vice President
                                 and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel               Senior Vice President and Controller


*DIRECTORS:

Francoise Colloc'h       Donald J. Greene             George T. Lowy
Henri de Castries        John T. Hartley              Edward D. Miller
Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
Denis Duverne            Michael Hegarty              George J. Sella, Jr.
Jean-Rene Fourtou        Mary R. (Nina) Henderson     Peter J. Tobin
Norman C. Francis        W. Edwin Jarmain             Stanley B. Tulin
                                                      Dave H. Williams




*By: /s/ Naomi J. Weinstein
     ----------------------
         Naomi J. Weinstein
         Attorney-in-Fact
         April 26, 2000

                                  EXHIBIT INDEX
                                  -------------


                Exhibit No.                                                      Tag Value
                -----------                                                      ---------


10(a)           Consent of PricewaterhouseCoopers LLP.                           EX-99.10a

10(b)           Powers of Attorney.                                              EX-99.10b









38381